UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07883

ICON Funds

5299 DTC Blvd., Suite 1200, Greenwood Village, CO 80111

Brian Harding 5299 DTC Blvd., Suite 1200, Greenwood Village, CO 80111

Registrant’s telephone number, including area code: 303-790-1600

Date of fiscal year end: September 30, 2018

Date of reporting period: December 31, 2017

ICON Consumer Discretionary Fund

Schedule of Investments

December 31, 2017 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (97.92%)
Advertising (1.52%)
Omnicom Group, Inc.	5,700	$415,131

Apparel Retail (8.36%)
Ross Stores, Inc.	8,500	682,125
TJX Cos., Inc.	20,901	1,598,090

		2,280,215

Auto Parts & Equipment (5.53%)
Fox Factory Holding Corp.(a)	14,100	547,785
Horizon Global Corp.(a)	37,100	520,142
Modine Manufacturing Co.(a)	21,800	440,360

		1,508,287

Automotive Retail (8.18%)
AutoZone, Inc.(a)	500	355,685
O’Reilly Automotive, Inc.(a)	7,800	1,876,212

		2,231,897

Broadcasting (8.60%)
CBS Corp., Class B	25,200	1,486,800
Gray Television, Inc.(a)	18,500	309,875
Nexstar Media Group, Inc., Class A	7,000	547,400

		2,344,075

Cable & Satellite (7.18%)
Comcast Corp., Class A	48,900	1,958,445

Construction Machinery & Heavy Trucks (1.98%)
Meritor, Inc.(a)	23,000	539,580

Home Improvement Retail (2.52%)
Lowe’s Cos., Inc.	7,400	687,756

Homebuilding (2.51%)
M/I Homes, Inc.(a)	7,600	261,440
PulteGroup, Inc.	8,200	272,650
TopBuild Corp.(a)	2,000	151,480

		685,570

Homefurnishing Retail (1.97%)
Aaron’s, Inc.	13,500	537,975

Hotels, Resorts & Cruise Lines (1.90%)
Norwegian Cruise Line Holdings, Ltd.(a)	5,000	266,250
Royal Caribbean Cruises, Ltd.	2,100	250,488

		516,738

Housewares & Specialties (6.87%)
Newell Brands, Inc.	60,600	1,872,540

	Shares or Principal Amount	Value
Internet & Direct Marketing Retail (7.83%)
Nutrisystem, Inc.	24,100	$1,267,660
Priceline Group, Inc.(a)	500	868,870

		2,136,530

Movies & Entertainment (8.58%)
Time Warner, Inc.	7,600	695,172
Twenty-First Century Fox, Inc., Class A	13,800	476,514
Viacom, Inc., Class B	11,300	348,153
Walt Disney Co.	7,600	817,076

		2,336,915

Restaurants (5.46%)
Dave & Buster’s Entertainment, Inc.(a)	27,000	1,489,590

Specialty Stores (12.59%)
Big 5 Sporting Goods Corp.(b)	101,500	771,400
Michaels Cos., Inc.(a)	49,000	1,185,310
Ulta Beauty, Inc.(a)	6,600	1,476,156

		3,432,866

Tires & Rubber (6.34%)
Cooper Tire & Rubber Co.	21,400	756,490
Goodyear Tire & Rubber Co.	30,100	972,531

		1,729,021

Total Common Stocks (Cost $26,566,548)		26,703,131

Collateral for Securities on Loan (1.62%)
State Street Navigator Securities Lending Government Money Market Portfolio, 7-Day Yield 1.35%	440,800	440,800

Total Collateral for Securities on Loan (Cost $440,800)		440,800

Total Investments (99.54%) (Cost $27,007,348)		$27,143,931

Other Assets Less Liabilities (0.46%)		125,056

Net Assets (100.00%)		$27,268,987

The accompanying notes are an integral part of the schedule of investments.

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of December 31, 2017.

Sector Composition (December 31, 2017) (Unaudited)
Consumer Discretionary	95.94%
Industrials	1.98%

97.92%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (December 31, 2017) (Unaudited)
Specialty Stores	12.59%
Broadcasting	8.60%
Movies & Entertainment	8.58%
Apparel Retail	8.36%
Automotive Retail	8.18%
Internet & Direct Marketing Retail	7.83%
Cable & Satellite	7.18%
Housewares & Specialties	6.87%
Tires & Rubber	6.34%
Auto Parts & Equipment	5.53%
Restaurants	5.46%
Home Improvement Retail	2.52%
Homebuilding	2.51%
Construction Machinery & Heavy Trucks	1.98%
Homefurnishing Retail	1.97%
Hotels, Resorts & Cruise Lines	1.90%
Advertising	1.52%

97.92%

Percentages are based upon common stocks as a percentage of net assets.

ICON Consumer Staples Fund

Schedule of Investments

December 31, 2017 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (93.76%)
Agricultural Products (2.16%)
Fresh Del Monte Produce, Inc.	4,800	$228,816

Brewers (3.48%)
Anheuser-Busch InBev SA, Sponsored ADR(a)	3,300	368,148

Drug Retail (11.05%)
CVS Health Corp.	8,400	609,000
Walgreens Boots Alliance, Inc.	7,700	559,174

		1,168,174

Food Distributors (2.51%)
Sysco Corp.	700	42,511
U.S. Foods Holding Corp.(b)	7,000	223,510

		266,021

Household Products (13.74%)
Colgate-Palmolive Co.	6,400	482,880
Procter & Gamble Co.	9,100	836,108
Spectrum Brands Holdings, Inc.(a)	1,200	134,880

		1,453,868

Packaged Foods & Meats (34.34%)
Conagra Foods, Inc.	13,800	519,846
J.M. Smucker Co.	600	74,544
Kellogg Co.	4,500	305,910
Kraft Heinz Co.	3,300	256,608
McCormick & Co., Inc.	5,600	570,696
Mondelez International, Inc., Class A	28,600	1,224,080
Pinnacle Foods, Inc.	8,800	523,336
Post Holdings, Inc.(b)	2,000	158,460

		3,633,480

Soft Drinks (11.69%)
Coca-Cola Co.	4,200	192,696
Dr. Pepper Snapple Group, Inc.	1,000	97,060
National Beverage Corp.	2,200	214,368
PepsiCo, Inc.	6,100	731,512

		1,235,636

Tobacco (14.79%)
Altria Group, Inc.	6,600	471,306
British American Tobacco PLC, Sponsored ADR	7,800	522,522
Philip Morris International, Inc.	5,400	570,510

		1,564,338

Total Common Stocks (Cost $9,799,768)		9,918,481

	Shares or Principal Amount	Value
Collateral for Securities on Loan (4.56%)
State Street Navigator Securities Lending Government Money Market Portfolio, 7-Day Yield 1.35%	482,516	$482,516

Total Collateral for Securities on Loan (Cost $482,516)		482,516

Total Investments (98.32%) (Cost $10,282,284)		$10,400,997

Other Assets Less Liabilities (1.68%)		177,568

Net Assets (100.00%)		$10,578,565

The accompanying notes are an integral part of the schedule of investments.

(a)	All or a portion of the security was on loan as of December 31, 2017.
(b)	Non-income producing security.

ADR - American Depositary Receipt

Sector Composition (December 31, 2017) (Unaudited)
Consumer Staples	93.76%

93.76%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (December 31, 2017) (Unaudited)
Packaged Foods & Meats	34.34%
Tobacco	14.79%
Household Products	13.74%
Soft Drinks	11.69%
Drug Retail	11.05%
Brewers	3.48%
Food Distributors	2.51%
Agricultural Products	2.16%

93.76%

Percentages are based upon common stocks as a percentage of net assets.

ICON Energy Fund

Schedule of Investments

December 31, 2017 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (98.74%)
Integrated Oil & Gas (21.67%)
Chevron Corp.	139,100	$17,413,929
Exxon Mobil Corp.	291,800	24,406,152
TOTAL SA, Sponsored ADR	123,200	6,810,496

		48,630,577

Oil & Gas Equipment & Services (7.52%)
RPC, Inc.(a)	410,000	10,467,300
U.S. Silica Holdings, Inc.	197,100	6,417,576

		16,884,876

Oil & Gas Exploration & Production (51.68%)
Antero Resources Corp.(b)	121,300	2,304,700
Cabot Oil & Gas Corp.	325,600	9,312,160
Carrizo Oil & Gas, Inc.(b)	419,100	8,918,448
Chesapeake Energy Corp.(a)(b)	1,190,450	4,714,182
Cimarex Energy Co.	93,900	11,456,739
Diamondback Energy, Inc.(b)	145,250	18,337,812
EQT Corp.	83,500	4,752,820
Gulfport Energy Corp.(b)	628,400	8,018,384
Laredo Petroleum, Inc.(b)	483,150	5,126,222
Newfield Exploration Co.(b)	293,800	9,263,514
Parsley Energy, Inc., Class A(b)	287,200	8,455,168
Ring Energy, Inc.(b)	569,800	7,920,220
Southwestern Energy Co.(b)	1,146,100	6,395,238
SRC Energy, Inc.(b)	1,288,350	10,989,626

		115,965,233

Oil & Gas Refining & Marketing (11.28%)
Andeavor	63,900	7,306,326
HollyFrontier Corp.	64,600	3,308,812
Marathon Petroleum Corp.	110,700	7,303,986
Valero Energy Corp.	80,300	7,380,373

		25,299,497

Oil & Gas Storage & Transportation (6.59%)
Magellan Midstream Partners LP	97,200	6,895,368
Teekay LNG Partners LP	249,508	5,027,586
Ultrapar Participacoes SA, Sponsored ADR(a)	125,600	2,854,888

		14,777,842

Total Common Stocks (Cost $207,622,522)		221,558,025

	Shares or Principal Amount	Value
Collateral for Securities on Loan (7.11%)
State Street Navigator Securities Lending Government Money Market Portfolio, 7-Day Yield 1.35%	15,954,238	$15,954,238

Total Collateral for Securities on Loan (Cost $15,954,238)		15,954,238

Total Investments (105.85%) (Cost $223,576,760)		$237,512,263

Liabilities Less Other Assets (-5.85%)		(13,128,004)

Net Assets (100.00%)		$224,384,259

The accompanying notes are an integral part of the schedule of investments.

(a)	All or a portion of the security was on loan as of December 31, 2017.
(b)	Non-income producing security.

ADR - American Depositary Receipt

Sector Composition (December 31, 2017) (Unaudited)
Energy	98.74%

98.74%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (December 31, 2017) (Unaudited)
Oil & Gas Exploration & Production	51.68%
Integrated Oil & Gas	21.67%
Oil & Gas Refining & Marketing	11.28%
Oil & Gas Equipment & Services	7.52%
Oil & Gas Storage & Transportation	6.59%

98.74%

Percentages are based upon common stocks as a percentage of net assets.

ICON Financial Fund

Schedule of Investments

December 31, 2017 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (98.50%)
Asset Management & Custody Banks (5.34%)
Ameriprise Financial, Inc.	5,600	$949,032
Financial Engines, Inc.	18,400	557,520
State Street Corp.	9,600	937,056

		2,443,608

Consumer Finance (7.92%)
Ally Financial, Inc.	34,100	994,356
American Express Co.	12,400	1,231,444
Discover Financial Services	18,200	1,399,944

		3,625,744

Diversified Banks (36.10%)
Bank of America Corp.	156,200	4,611,024
Citigroup, Inc.	46,300	3,445,183
JPMorgan Chase & Co.	43,300	4,630,502
U.S. Bancorp	27,600	1,478,808
Wells Fargo & Co.	39,000	2,366,130

		16,531,647

Financial Exchanges & Data (1.63%)
MSCI, Inc.	5,900	746,586

Insurance Brokers (2.71%)
Health Insurance Innovations, Inc., Class A(a)(b)	49,700	1,240,015

Investment Banking & Brokerage (7.59%)
BGC Partners, Inc., Class A	34,600	522,806
Goldman Sachs Group, Inc.	5,600	1,426,656
Morgan Stanley	29,100	1,526,877

		3,476,339

Life & Health Insurance (7.81%)
CNO Financial Group, Inc.	41,600	1,027,104
Lincoln National Corp.	13,300	1,022,371
Prudential Financial, Inc.	5,100	586,398
Sun Life Financial, Inc.	22,900	944,854

		3,580,727

Multi-line Insurance (1.82%)
American International Group, Inc.	14,000	834,120

Other Diversified Financial Services (2.50%)
Voya Financial, Inc.	23,100	1,142,757

Property & Casualty Insurance (4.98%)
Stewart Information Services Corp.	13,800	583,740
United Insurance Holdings Corp.	57,400	990,150
XL Group, Ltd.	20,200	710,232

		2,284,122

	Shares or Principal Amount	Value
Regional Banks (14.19%)
Bank of the Ozarks	17,500	$847,875
Comerica, Inc.	5,600	486,136
Fifth Third Bancorp	32,600	989,084
First Commonwealth Financial Corp.	46,700	668,744
First Horizon National Corp.	24,000	479,760
First Midwest Bancorp, Inc.	46,200	1,109,262
KeyCorp	57,100	1,151,707
Webster Financial Corp.	13,600	763,776

		6,496,344

Thrifts & Mortgage Finance (5.91%)
BofI Holding, Inc.(a)(b)	24,800	741,520
Essent Group, Ltd.(a)	20,400	885,768
HomeStreet, Inc.(a)	18,300	529,785
Radian Group, Inc.	26,600	548,226

		2,705,299

Total Common Stocks (Cost $34,889,606)		45,107,308

Collateral for Securities on Loan (3.09%)
State Street Navigator Securities Lending Government Money Market Portfolio, 7-Day Yield 1.35%	1,412,719	1,412,719

Total Collateral for Securities on Loan (Cost $1,412,719)		1,412,719

Total Investments (101.59%) (Cost $36,302,325)		$46,520,027

Liabilities Less Other Assets (-1.59%)		(727,106)

Net Assets (100.00%)		$45,792,921

The accompanying notes are an integral part of the schedule of investments.

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of December 31, 2017.

Sector Composition (December 31, 2017) (Unaudited)
Financials	98.50%

98.50%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (December 31, 2017) (Unaudited)
Diversified Banks	36.10%
Regional Banks	14.19%
Consumer Finance	7.92%
Life & Health Insurance	7.81%
Investment Banking & Brokerage	7.59%
Thrifts & Mortgage Finance	5.91%
Asset Management & Custody Banks	5.34%
Property & Casualty Insurance	4.98%
Insurance Brokers	2.71%
Other Diversified Financial Services	2.50%
Multi-line Insurance	1.82%
Financial Exchanges & Data	1.63%

98.50%

Percentages are based upon common stocks as a percentage of net assets.

ICON Healthcare Fund

Schedule of Investments

December 31, 2017 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (97.03%)
Biotechnology (28.48%)
AbbVie, Inc.	41,600	$4,023,136
Alexion Pharmaceuticals, Inc.(a)	36,400	4,353,076
Celgene Corp.(a)	27,600	2,880,336
Exelixis, Inc.(a)	74,149	2,254,130
Regeneron Pharmaceuticals, Inc.(a)	3,000	1,127,880
Shire PLC, ADR	31,100	4,824,232
Vertex Pharmaceuticals, Inc.(a)	26,253	3,934,275

		23,397,065

Health Care Equipment (19.87%)
Abbott Laboratories	66,300	3,783,741
Becton, Dickinson and Co.	5,800	1,241,548
Boston Scientific Corp.(a)	92,200	2,285,638
Edwards Lifesciences Corp.(a)	22,800	2,569,788
Hill-Rom Holdings, Inc.	5,800	488,882
Integra LifeSciences Holdings Corp.(a)	17,000	813,620
Medtronic PLC	32,446	2,620,014
NuVasive, Inc.(a)	6,500	380,185
Teleflex, Inc.	3,200	796,224
Zimmer Biomet Holdings, Inc.	11,200	1,351,504

		16,331,144

Health Care Facilities (2.70%)
Universal Health Services, Inc., Class B	19,600	2,221,660

Health Care Services (9.01%)
BioTelemetry, Inc.(a)	159,997	4,783,910
Envision Healthcare Corp.(a)	22,600	781,056
Premier, Inc., Class A(a)	63,132	1,842,823

		7,407,789

Life Sciences Tools & Services (14.62%)
IQVIA Holdings, Inc.(a)	8,700	851,730
INC Research Holdings, Inc., Class A(a)	18,500	806,600
PRA Health Sciences, Inc.(a)	59,100	5,382,237
Thermo Fisher Scientific, Inc.	26,200	4,974,856

		12,015,423

Managed Health Care (13.77%)
Aetna, Inc.	6,056	1,092,442
Anthem, Inc.	9,100	2,047,591
Cigna Corp.	6,300	1,279,467
Humana, Inc.	7,100	1,761,297
UnitedHealth Group, Inc.	23,300	5,136,718

		11,317,515

Pharmaceuticals (8.58%)
Eli Lilly & Co.	21,200	1,790,552
Merck & Co., Inc.	83,000	4,670,410

	Shares or Principal Amount	Value
Pharmaceuticals (continued)
Mylan NV(a)	14,000	$592,340

		7,053,302

Total Common Stocks (Cost $76,018,448)		79,743,898

Total Investments (97.03%) (Cost $76,018,448)		$79,743,898

Other Assets Less Liabilities (2.97%)		2,439,145

Net Assets (100.00%)		$82,183,043

The accompanying notes are an integral part of the schedule of investments.

(a)	Non-income producing security.

ADR - American Depositary Receipt

Sector Composition (December 31, 2017) (Unaudited)
Health Care	97.03%

97.03%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (December 31, 2017) (Unaudited)
Biotechnology	28.48%
Health Care Equipment	19.87%
Life Sciences Tools & Services	14.62%
Managed Health Care	13.77%
Health Care Services	9.01%
Pharmaceuticals	8.58%
Health Care Facilities	2.70%

97.03%

Percentages are based upon common stocks as a percentage of net assets.

ICON Industrials Fund

Schedule of Investments

December 31, 2017 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (97.95%)
Aerospace & Defense (5.04%)
Hexcel Corp.	5,000	$309,250
Orbital ATK, Inc.	1,890	248,535
Raytheon Co.	800	150,280
Spirit AeroSystems Holdings, Inc., Class A	2,000	174,500

		882,565

Airlines (3.40%)
Alaska Air Group, Inc.	8,100	595,431

Building Products (18.61%)
Armstrong World Industries, Inc.(a)	5,000	302,750
Fortune Brands Home & Security, Inc.	16,500	1,129,260
Johnson Controls International PLC	17,400	663,114
Masco Corp.	26,500	1,164,410

		3,259,534

Commercial Printing (10.30%)
Deluxe Corp.	13,700	1,052,708
InnerWorkings, Inc.(a)	10,000	100,300
RR Donnelley & Sons Co.	70,000	651,000

		1,804,008

Construction Machinery & Heavy Trucks (19.87%)
Allison Transmission Holdings, Inc.	33,400	1,438,538
Cummins, Inc.	7,100	1,254,144
PACCAR, Inc.	11,100	788,988

		3,481,670

Diversified Support Services (2.41%)
Matthews International Corp., Class A	8,000	422,400

Human Resource & Employment Services (1.08%)
ManpowerGroup, Inc.	1,500	189,165

Industrial Conglomerates (5.68%)
Carlisle Cos., Inc.	7,000	795,550
Honeywell International, Inc.	1,300	199,368

		994,918

Industrial Machinery (10.96%)
Ingersoll-Rand PLC	4,500	401,355
Middleby Corp.(a)	4,800	647,760
Snap-on, Inc.	5,000	871,500

		1,920,615

Office Services & Supplies (2.20%)
HNI Corp.	10,000	385,700

	Shares or Principal Amount	Value
Paper Products (3.11%)
KapStone Paper and Packaging Corp.	24,000	$544,560

Railroads (10.14%)
Canadian Pacific Railway, Ltd.	4,700	858,972
CSX Corp.	10,000	550,100
Kansas City Southern	3,500	368,270

		1,777,342

Trading Companies & Distributors (5.15%)
Air Lease Corp.	12,000	577,080
United Rentals, Inc.(a)	1,900	326,629

		903,709

Total Common Stocks (Cost $14,920,502)		17,161,617

Total Investments (97.95%) (Cost $14,920,502)		$17,161,617

Other Assets Less Liabilities (2.05%)		359,863

Net Assets (100.00%)		$17,521,480

The accompanying notes are an integral part of the schedule of investments.

(a)	Non-income producing security.

Sector Composition (December 31, 2017) (Unaudited)
Industrials	94.84%
Materials	3.11%

97.95%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (December 31, 2017) (Unaudited)
Construction Machinery & Heavy Trucks	19.87%
Building Products	18.61%
Industrial Machinery	10.96%
Commercial Printing	10.30%
Railroads	10.14%
Industrial Conglomerates	5.68%
Trading Companies & Distributors	5.15%
Aerospace & Defense	5.04%
Airlines	3.40%
Paper Products	3.11%
Diversified Support Services	2.41%
Office Services & Supplies	2.20%
Human Resource & Employment Services	1.08%

97.95%

Percentages are based upon common stocks as a percentage of net assets.

ICON Information Technology Fund

Schedule of Investments

December 31, 2017 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (99.05%)
Application Software (3.36%)
CDK Global, Inc.	31,800	$2,266,704

Communications Equipment (1.29%)
F5 Networks, Inc.(a)	6,600	866,052

Data Processing & Outsourced Services (18.02%)
Alliance Data Systems Corp.	3,500	887,180
Euronet Worldwide, Inc.(a)	19,300	1,626,411
ExlService Holdings, Inc.(a)	17,800	1,074,230
Genpact, Ltd.	43,000	1,364,820
Global Payments, Inc.	9,700	972,328
Mastercard, Inc., Class A	12,200	1,846,592
MAXIMUS, Inc.	22,500	1,610,550
Visa, Inc., Class A	24,180	2,757,004

		12,139,115

Electronic Equipment & Instruments (1.72%)
Coherent, Inc.(a)	4,100	1,157,102

Electronic Manufacturing Services (2.96%)
Methode Electronics, Inc.	49,700	1,992,970

Home Entertainment Software (3.15%)
Activision Blizzard, Inc.	17,600	1,114,432
Electronic Arts, Inc.(a)	9,600	1,008,576

		2,123,008

Internet Software & Services (13.79%)
Facebook, Inc., Class A(a)	30,700	5,417,322
LogMeIn, Inc.	15,500	1,774,750
Momo, Inc., Sponsored ADR(a)	48,200	1,179,936
SINA Corp.(a)	9,200	922,852

		9,294,860

IT Consulting & Other Services (5.57%)
Cognizant Technology Solutions Corp., Class A	26,300	1,867,826
DXC Technology Co.	19,900	1,888,510

		3,756,336

Semiconductor Equipment (8.15%)
Advanced Energy Industries, Inc.(a)	6,200	418,376
Applied Materials, Inc.	18,500	945,720
Brooks Automation, Inc.	48,400	1,154,340
Ichor Holdings, Ltd.(a)	29,900	735,540
MKS Instruments, Inc.	5,300	500,850
Teradyne, Inc.	16,900	707,603
Ultra Clean Holdings, Inc.(a)	45,000	1,039,050

		5,501,479

Semiconductors (14.36%)
Broadcom, Ltd.	5,600	1,438,640

	Shares or Principal Amount	Value
Semiconductors (continued)
Cirrus Logic, Inc.(a)	19,100	$990,526
Diodes, Inc.(a)	36,000	1,032,120
Marvell Technology Group, Ltd.	31,700	680,599
Micron Technology, Inc.(a)	14,700	604,464
Monolithic Power Systems, Inc.	6,500	730,340
ON Semiconductor Corp.(a)	34,400	720,336
Qorvo, Inc.(a)	19,600	1,305,360
Skyworks Solutions, Inc.	9,900	940,005
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	31,000	1,229,150

		9,671,540

Systems Software (1.69%)
VMware, Inc., Class A(a)(b)	9,100	1,140,412

Technology Distributors (3.98%)
Insight Enterprises, Inc.(a)	36,000	1,378,440
Tech Data Corp.(a)	13,300	1,303,001

		2,681,441

Technology Hardware, Storage & Peripherals (21.01%)
Apple, Inc.	56,000	9,476,880
HP, Inc.	36,200	760,562
NCR Corp.(a)	33,300	1,131,867
Super Micro Computer, Inc.(a)	64,400	1,347,570
Western Digital Corp.	18,100	1,439,493

		14,156,372

Total Common Stocks (Cost $55,968,450)		66,747,391

Collateral for Securities on Loan (1.75%)
State Street Navigator Securities Lending Government Money Market Portfolio, 7-Day Yield 1.35%	1,176,175	1,176,175

Total Collateral for Securities on Loan (Cost $1,176,175)		1,176,175

Total Investments (100.80%) (Cost $57,144,625)		$67,923,566

Liabilities Less Other Assets (-0.80%)		(539,257)

Net Assets (100.00%)		$67,384,309

The accompanying notes are an integral part of the schedule of investments.

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of December 31, 2017.

ADR - American Depositary Receipt

Sector Composition (December 31, 2017) (Unaudited)
Information Technology	99.05%

99.05%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (December 31, 2017) (Unaudited)
Technology Hardware, Storage & Peripherals	21.01%
Data Processing & Outsourced Services	18.02%
Semiconductors	14.36%
Internet Software & Services	13.79%
Semiconductor Equipment	8.15%
IT Consulting & Other Services	5.57%
Technology Distributors	3.98%
Application Software	3.36%
Home Entertainment Software	3.15%
Electronic Manufacturing Services	2.96%
Electronic Equipment & Instruments	1.72%
Systems Software	1.69%
Communications Equipment	1.29%

99.05%

Percentages are based upon common stocks as a percentage of net assets.

ICON Natural Resources Fund

Schedule of Investments

December 31, 2017 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (98.43%)
Building Products (2.43%)
Fortune Brands Home & Security, Inc.	14,500	$992,380
Masco Corp.	25,000	1,098,500

		2,090,880

Coal & Consumable Fuels (4.69%)
Adaro Energy Tbk PT	21,000,000	2,870,992
Indo Tambangraya Megah Tbk PT	762,000	1,160,276

		4,031,268

Commodity Chemicals (3.32%)
Cabot Corp.	7,000	431,130
Koppers Holdings, Inc.(a)	20,000	1,018,000
LyondellBasell Industries NV, Class A	4,000	441,280
Olin Corp.	27,339	972,721

		2,863,131

Construction Machinery & Heavy Trucks (2.35%)
Allison Transmission Holdings, Inc.	47,000	2,024,290

Construction Materials (5.02%)
Buzzi Unicem SpA	60,000	1,618,623
Eagle Materials, Inc.	8,000	906,400
Vulcan Materials Co.	14,000	1,797,180

		4,322,203

Diversified Chemicals (9.70%)
BASF SE	23,000	2,521,525
DowDuPont, Inc.	28,745	2,047,219
Eastman Chemical Co.	30,000	2,779,200
Huntsman Corp.	30,000	998,700

		8,346,644

Gold (2.92%)
Cia de Minas Buenaventura SAA, ADR	63,000	887,040
Randgold Resources, Ltd.	8,028	797,141
Royal Gold, Inc.	10,000	821,200

		2,505,381

Integrated Oil & Gas (6.45%)
BP PLC	140,000	982,141
LUKOIL PJSC, Sponsored ADR	45,000	2,563,916
Royal Dutch Shell PLC, Class A, Sponsored ADR	30,000	2,001,300

		5,547,357

Metal & Glass Containers (3.17%)
Ball Corp.	35,000	1,324,750
Crown Holdings, Inc.(a)	25,000	1,406,250

		2,731,000

	Shares or Principal Amount	Value
Oil & Gas Equipment & Services (1.89%)
U.S. Silica Holdings, Inc.	50,000	$1,628,000

Oil & Gas Exploration & Production (24.71%)
Cabot Oil & Gas Corp.	65,000	1,859,000
Carrizo Oil & Gas, Inc.(a)	80,000	1,702,400
Cimarex Energy Co.	22,000	2,684,220
CNOOC, Ltd.	1,550,000	2,225,206
Diamondback Energy, Inc.(a)	34,300	4,330,375
Gulfport Energy Corp.(a)	120,000	1,531,200
Newfield Exploration Co.(a)	50,000	1,576,500
Parsley Energy, Inc., Class A(a)	95,000	2,796,800
SRC Energy, Inc.(a)	300,000	2,559,000

		21,264,701

Oil & Gas Refining & Marketing (2.48%)
Andeavor	10,000	1,143,400
Marathon Petroleum Corp.	15,000	989,700

		2,133,100

Oil & Gas Storage & Transportation (3.22%)
Enbridge, Inc.	14,000	547,526
Sinopec Kantons Holdings, Ltd.	3,440,000	2,217,195

		2,764,721

Paper Packaging (4.60%)
Smurfit Kappa Group PLC	117,000	3,957,384

Paper Products (11.35%)
KapStone Paper and Packaging Corp.	110,000	2,495,900
Lee & Man Paper Manufacturing, Ltd.	2,450,000	2,884,765
Mondi PLC	102,000	2,650,846
Nine Dragons Paper Holdings, Ltd.	1,086,000	1,735,279

		9,766,790

Silver (1.03%)
Wheaton Precious Metals Corp.	40,000	885,200

Specialty Chemicals (4.97%)
Celanese Corp., Class A	17,000	1,820,360
WR Grace & Co.	35,000	2,454,550

		4,274,910

Steel (4.13%)
Nucor Corp.	8,000	508,640
POSCO, Sponsored ADR	39,000	3,047,070

		3,555,710

Total Common Stocks (Cost $74,256,764)		84,692,670

Total Investments (98.43%) (Cost $74,256,764)		$84,692,670

Other Assets Less Liabilities (1.57%)		1,354,117

Net Assets (100.00%)		$86,046,787

The accompanying notes are an integral part of the schedule of investments.

(a)	Non-income producing security.

ADR - American Depositary Receipt

Country Composition (December 31, 2017) (Unaudited)
United States	57.09%
Hong Kong	7.95%
Indonesia	4.69%
Ireland	4.60%
United Kingdom	4.22%
South Korea	3.54%
Russia	2.98%
Germany	2.93%
China	2.59%
Netherlands	2.33%
Italy	1.88%
Canada	1.67%
Peru	1.03%
Jersey	0.93%

98.43%

Percentages are based upon common stocks as a percentage of net assets.

Sector Composition (December 31, 2017) (Unaudited)
Materials	50.21%
Energy	43.44%
Industrials	4.78%

98.43%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (December 31, 2017) (Unaudited)
Oil & Gas Exploration & Production	24.71%
Paper Products	11.35%
Diversified Chemicals	9.70%
Integrated Oil & Gas	6.45%
Construction Materials	5.02%
Specialty Chemicals	4.97%
Coal & Consumable Fuels	4.69%
Paper Packaging	4.60%
Steel	4.13%
Commodity Chemicals	3.32%
Oil & Gas Storage & Transportation	3.22%
Metal & Glass Containers	3.17%
Gold	2.92%
Oil & Gas Refining & Marketing	2.48%
Building Products	2.43%
Construction Machinery & Heavy Trucks	2.35%
Oil & Gas Equipment & Services	1.89%
Silver	1.03%

98.43%

Percentages are based upon common stocks as a percentage of net assets.

ICON Utilities Fund

Schedule of Investments

December 31, 2017 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (97.49%)
Electric Utilities (34.75%)
American Electric Power Co., Inc.	13,000	$956,410
Avangrid, Inc.	39,300	1,987,794
Edison International	36,600	2,314,584
Eversource Energy	44,000	2,779,920
OGE Energy Corp.	45,200	1,487,532
Otter Tail Corp.	11,600	515,620
Pinnacle West Capital Corp.	18,900	1,609,902
Westar Energy, Inc.	39,800	2,101,440

		13,753,202

Gas Utilities (6.39%)
Atmos Energy Corp.	7,100	609,819
National Fuel Gas Co.	35,000	1,921,850

		2,531,669

Independent Power Producers & Energy Traders (3.80%)
AES Corp.	138,800	1,503,204

Integrated Oil & Gas (2.36%)
TOTAL SA, Sponsored ADR	16,900	934,232

Integrated Telecommunication Services (2.24%)
AT&T, Inc.	22,800	886,464

Multi-Utilities (33.32%)
Ameren Corp.	26,900	1,586,831
Avista Corp.	36,400	1,874,236
CenterPoint Energy, Inc.	86,200	2,444,632
CMS Energy Corp.	33,576	1,588,145
DTE Energy Co.	22,500	2,462,850
NiSource, Inc.	70,800	1,817,436
Sempra Energy	13,300	1,422,036

		13,196,166

Oil & Gas Equipment & Services (0.73%)
U.S. Silica Holdings, Inc.	8,900	289,784

Oil & Gas Exploration & Production (7.03%)
Diamondback Energy, Inc.(a)	9,600	1,212,000
Gulfport Energy Corp.(a)	56,500	720,940
SRC Energy, Inc.(a)	99,800	851,294

		2,784,234

Water Utilities (2.34%)
Consolidated Water Co., Ltd.	73,446	925,419

Wireless Telecommunication Services (4.53%)
T-Mobile U.S., Inc.(a)	13,100	831,981

	Shares or Principal Amount	Value
Wireless Telecommunication Services (continued)
Vodafone Group PLC, Sponsored ADR	30,200	$963,380

		1,795,361

Total Common Stocks (Cost $36,949,115)		38,599,735

Total Investments (97.49%) (Cost $36,949,115)		$38,599,735

Other Assets Less Liabilities (2.51%)		995,395

Net Assets (100.00%)		$39,595,130

The accompanying notes are an integral part of the schedule of investments.

(a)	Non-income producing security.

ADR - American Depositary Receipt

Sector Composition (December 31, 2017) (Unaudited)
Utilities	80.60%
Energy	10.12%
Telecommunication Services	6.77%

97.49%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (December 31, 2017) (Unaudited)
Electric Utilities	34.75%
Multi-Utilities	33.32%
Oil & Gas Exploration & Production	7.03%
Gas Utilities	6.39%
Wireless Telecommunication Services	4.53%
Independent Power Producers & Energy Traders	3.80%
Integrated Oil & Gas	2.36%
Water Utilities	2.34%
Integrated Telecommunication Services	2.24%
Other Industries (each less than 1%)	0.73%

97.49%

Percentages are based upon common stocks as a percentage of net assets.

ICON Emerging Markets Fund

Schedule of Investments

December 31, 2017 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (98.26%)
Airlines (1.90%)
Cebu Air, Inc.	602,000	$1,205,929

Alternative Carriers (0.51%)
Link Net Tbk PT	799,000	324,200

Biotechnology (0.43%)
Shire PLC	5,300	274,652

Building Products (0.80%)
China Lesso Group Holdings, Ltd.	788,000	509,399

Coal & Consumable Fuels (3.76%)
Bukit Asam Persero Tbk PT	6,750,000	1,223,881
Indo Tambangraya Megah Tbk PT	770,000	1,172,457

		2,396,338

Commodity Chemicals (2.88%)
Hanwha Chemical Corp.	12,000	354,019
Lotte Chemical Corp.	1,000	343,371
Mexichem SAB de CV	170,246	421,405
Petronas Chemicals Group Bhd	184,000	350,086
PTT Global Chemical PCL	140,000	364,890

		1,833,771

Construction & Engineering (3.48%)
PP Persero Tbk PT	2,177,573	422,798
Waskita Karya Persero Tbk PT	6,166,000	1,004,211
Wijaya Karya Persero Tbk PT	6,881,809	785,157

		2,212,166

Construction Materials (7.78%)
China Resources Cement Holdings, Ltd.	1,906,000	1,250,673
Cimsa Cimento Sanayi VE Ticaret AS	142,000	512,908
Siam Cement PCL	16,500	244,676
Tipco Asphalt PCL	707,000	483,141
Waskita Beton Precast Tbk PT	21,000,000	631,509
West China Cement, Ltd.(a)	9,000,000	1,347,780
Wijaya Karya Beton Tbk PT	12,886,280	474,344

		4,945,031

Diversified Banks (19.57%)
Agricultural Bank of China, Ltd., Class H	2,374,000	1,103,292
Bank Negara Indonesia Persero Tbk PT	870,000	634,691

Bank of China, Ltd., Class H	2,706,000	1,325,226
Bank Pan Indonesia Tbk PT(a)	16,827,400	1,412,284
China Construction Bank Corp., Class H	1,750,000	1,610,967

	Shares or Principal Amount	Value
Diversified Banks (continued)
Grupo Financiero Banorte SAB de CV, Class O	55,000	$301,902
Industrial Bank of Korea	52,000	797,649
Metropolitan Bank & Trust Co.	580,000	1,176,721
OTP Bank PLC	9,000	371,709
Sberbank of Russia PJSC, Sponsored ADR	70,000	1,179,888
Shinhan Financial Group Co., Ltd.	28,000	1,292,403
Turkiye Garanti Bankasi AS	300,000	847,753
Yes Bank, Ltd.	81,500	401,532

		12,456,017

Electronic Equipment & Instruments (3.40%)
China Railway Signal & Communication Corp., Ltd., Class H	797,000	623,502
Egis Technology, Inc.(a)	45,000	341,749
SFA Engineering Corp.	33,000	1,194,479

		2,159,730

Environmental & Facilities Services (1.27%)
China Everbright International, Ltd.	566,000	807,482

Gold (2.02%)
Cia de Minas Buenaventura SAA, ADR	36,000	506,880
Randgold Resources, Ltd.	7,800	774,502

		1,281,382

Highways & Railtracks (1.34%)
Shenzhen Expressway Co., Ltd., Class H	840,000	851,329

Independent Power Producers & Energy Traders (2.14%)
Aboitiz Power Corp.	642,000	533,875
Electricity Generating PCL	94,000	623,013
First Gen Corp.	600,000	204,327

		1,361,215

Industrial Machinery (1.71%)
China Conch Venture Holdings, Ltd.	470,000	1,087,356

Integrated Oil & Gas (6.02%)
China Petroleum & Chemical Corp., Class H	1,574,000	1,152,850
LUKOIL PJSC, ADR	20,000	1,139,518
MOL Hungarian Oil & Gas PLC	77,600	899,721
Rosneft Oil Co. PJSC, GDR	127,500	634,422

		3,826,511

	Shares or Principal Amount	Value
Integrated Telecommunication Services (0.65%)
Telekomunikasi Indonesia Persero Tbk PT	1,269,000	$415,335

Internet Software & Services (2.44%)
Alibaba Group Holding, Ltd., Sponsored ADR(a)	4,400	758,692
SINA Corp.(a)	3,500	351,085
Tencent Holdings, Ltd.	8,545	442,272

		1,552,049

IT Consulting & Other Services (2.94%)
HCL Technologies, Ltd.	68,000	948,713
Infosys, Ltd.	56,544	919,033

		1,867,746

Oil & Gas Equipment & Services (0.85%)
U.S. Silica Holdings, Inc.	16,600	540,496

Oil & Gas Exploration & Production (4.52%)
CNOOC, Ltd.	1,053,000	1,511,705
Diamondback Energy, Inc.(a)	8,575	1,082,594
Gulfport Energy Corp.(a)	21,800	278,168

		2,872,467

Oil & Gas Refining & Marketing (3.48%)
Petron Corp.	6,350,000	1,166,017
SK Innovation Co., Ltd.	5,500	1,049,240

		2,215,257

Oil & Gas Storage & Transportation (1.49%)
Sinopec Kantons Holdings, Ltd.	1,470,000	947,464

Paper Packaging (2.29%)
Smurfit Kappa Group PLC	43,000	1,454,423

Paper Products (5.00%)
Lee & Man Paper Manufacturing, Ltd.	1,387,000	1,633,130
Mondi PLC	26,000	675,706
Nine Dragons Paper Holdings, Ltd.	544,000	869,237

		3,178,073

Regional Banks (5.59%)
Bank Tabungan Negara Persero Tbk PT	2,410,000	634,140
Banregio Grupo Financiero SAB de CV	223,800	1,225,963
DGB Financial Group, Inc.	127,000	1,249,707
Grupo Financiero Interacciones SA de CV, Class O	98,666	438,120

		3,547,930

Renewable Electricity (1.53%)
China Everbright Greentech, Ltd.(a)	1,004,792	925,975
Energy Development Corp.	375,361	43,161

		969,136

Semiconductors (1.19%)
Nanya Technology Corp.	146,000	373,850

	Shares or Principal Amount	Value
Semiconductors (continued)
Taiwan Semiconductor Manufacturing Co., Ltd.	50,000	$382,854

		756,704

Steel (2.05%)
POSCO	4,200	1,306,415

Technology Hardware, Storage & Peripherals (0.56%)
Samsung Electronics Co., Ltd.	150	356,387

Water Utilities (1.94%)
Guangdong Investment, Ltd.	460,000	615,022
TTW PCL	1,599,400	618,363

		1,233,385

Wireless Telecommunication Services (2.73%)
China Mobile, Ltd.	123,000	1,243,781
Turkcell Iletisim Hizmetleri AS	120,000	489,297

		1,733,078

Total Common Stocks (Cost $58,672,205)		62,478,853

Total Investments (98.26%) (Cost $58,672,205)		$62,478,853

Other Assets Less Liabilities (1.74%)		1,107,489

Net Assets (100.00%)		$63,586,342

The accompanying notes are an integral part of the schedule of investments.

(a)	Non-income producing security.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

Country Composition (December 31, 2017) (Unaudited)
China	19.93%
Indonesia	14.36%
Hong Kong	13.06%
South Korea	12.49%
Philippines	6.81%
Russia	4.65%
Mexico	3.75%
Thailand	3.66%
India	3.57%
United States	2.99%
Turkey	2.91%
Ireland	2.72%
Hungary	2.00%
Jersey	1.22%
Taiwan	1.14%
United Kingdom	1.06%
Peru	0.80%
Japan	0.59%
Malaysia	0.55%

98.26%

Percentages are based upon common stocks as a percentage of net assets.

Sector Composition (December 31, 2017) (Unaudited)
Financials	25.16%
Materials	22.02%
Energy	20.12%
Information Technology	10.53%
Industrials	10.50%
Utilities	5.61%
Telecommunication Services	3.89%
Health Care	0.43%

98.26%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (December 31, 2017) (Unaudited)
Diversified Banks	19.57%
Construction Materials	7.78%
Integrated Oil & Gas	6.02%
Regional Banks	5.59%
Paper Products	5.00%
Oil & Gas Exploration & Production	4.52%
Coal & Consumable Fuels	3.76%
Construction & Engineering	3.48%
Oil & Gas Refining & Marketing	3.48%
Electronic Equipment & Instruments	3.40%
IT Consulting & Other Services	2.94%
Commodity Chemicals	2.88%
Wireless Telecommunication Services	2.73%
Internet Software & Services	2.44%
Paper Packaging	2.29%
Independent Power Producers & Energy Traders	2.14%
Steel	2.05%
Gold	2.02%
Water Utilities	1.94%
Airlines	1.90%
Industrial Machinery	1.71%
Renewable Electricity	1.53%
Oil & Gas Storage & Transportation	1.49%
Highways & Railtracks	1.34%
Environmental & Facilities Services	1.27%
Semiconductors	1.19%
Other Industries (each less than 1%)	3.80%

98.26%

Percentages are based upon common stocks as a percentage of net assets.

ICON International Equity Fund

Schedule of Investments

December 31, 2017 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (99.46%)
Airlines (0.87%)
Cebu Air, Inc.	230,000	$460,737

Application Software (0.83%)
Open Text Corp.	12,300	437,496

Asset Management & Custody Banks (0.38%)
Amundi SA	2,400	203,268

Biotechnology (1.88%)
Shire PLC	19,200	994,966

Building Products (3.63%)
China Lesso Group Holdings, Ltd.	370,000	239,185
Cie de Saint-Gobain	12,800	704,465
Sanwa Holdings Corp.	22,000	302,335
Tyman PLC(a)	139,054	679,899

		1,925,884

Casinos & Gaming (0.51%)
Ladbrokes Coral Group PLC	110,000	269,501

Coal & Consumable Fuels (1.12%)
Bukit Asam Persero Tbk PT	1,580,000	286,479
Indo Tambangraya Megah Tbk PT	203,000	309,102

		595,581

Commodity Chemicals (4.94%)
Hanwha Chemical Corp.	21,000	619,533
Lotte Chemical Corp.	1,840	631,803
Mexichem SAB de CV	82,654	204,591
Petronas Chemicals Group Bhd	77,000	146,504
PTT Global Chemical PCL	172,000	448,293
Zeon Corp.	39,000	562,831

		2,613,555

Construction & Engineering (1.92%)
PP Persero Tbk PT	1,318,427	255,986
Waskita Karya Persero Tbk PT	2,860,000	465,787
Wijaya Karya Persero Tbk PT	2,582,391	294,629

		1,016,402

Construction Materials (3.05%)
China Resources Cement Holdings, Ltd.	776,000	509,193
Cimsa Cimento Sanayi VE Ticaret AS	55,000	198,662
Waskita Beton Precast Tbk PT	11,700,000	351,841
West China Cement, Ltd.(b)	2,580,000	386,363
Wijaya Karya Beton Tbk PT	4,709,020	173,339

		1,619,398

	Shares or Principal Amount	Value
Diversified Banks (10.83%)
ABN AMRO Group NV	7,200	$232,135
Banco Bilbao Vizcaya Argentaria SA	16,000	135,972
Banco Santander SA	51,000	334,368
Bank of China, Ltd., Class H	1,060,000	519,120
BNP Paribas SA	3,100	230,605
DNB ASA	7,700	142,538
HSBC Holdings PLC	35,000	361,483
ING Groep NV	19,600	359,792
KB Financial Group, Inc.	8,200	485,302
Metropolitan Bank & Trust Co.	233,000	472,717
OTP Bank PLC	4,000	165,204
Oversea-Chinese Banking Corp., Ltd.	12,000	110,859
Sberbank of Russia PJSC, Sponsored ADR	35,000	589,944
Shinhan Financial Group Co., Ltd.	3,200	147,703
Societe Generale SA	4,400	226,844
Swedbank AB, Class A	13,500	325,685
Turkiye Garanti Bankasi AS	126,000	356,056
UniCredit SpA(b)	19,800	369,354
Yes Bank, Ltd.	35,000	172,437

		5,738,118

Electric Utilities (3.66%)
CK Infrastructure Holdings, Ltd.	54,000	463,383
Emera, Inc.	6,000	224,248
Enel SpA	92,000	565,733
Iberdrola SA	89,000	688,975

		1,942,339

Electronic Equipment & Instruments (2.47%)
China Railway Signal & Communication Corp., Ltd., Class H	660,000	516,326
Egis Technology, Inc.(b)	52,000	394,910
SFA Engineering Corp.	11,200	405,399

		1,316,635

Environmental & Facilities Services (1.31%)
China Everbright International, Ltd.	486,000	693,350

Gold (2.93%)
Barrick Gold Corp.	11,600	167,771
Cia de Minas Buenaventura SAA, ADR	19,200	270,336
Randgold Resources, Ltd.	7,500	744,713
SEMAFO, Inc.(b)	131,000	372,053

		1,554,873

	Shares or Principal Amount	Value
Highways & Railtracks (1.19%)
Shenzhen Expressway Co., Ltd., Class H	620,000	$628,362

Independent Power Producers & Energy Traders (2.53%)
Aboitiz Power Corp.	290,000	241,158
Electric Power Development Co., Ltd.	24,400	656,350
Electricity Generating PCL	52,000	344,646
First Gen Corp.	300,000	102,163

		1,344,317

Industrial Conglomerates (0.75%)
Seibu Holdings, Inc.	21,000	396,739

Industrial Machinery (1.18%)
China Conch Venture Holdings, Ltd.	270,000	624,652

Integrated Oil & Gas (5.93%)
China Petroleum & Chemical Corp., Class H	1,244,000	911,147
LUKOIL PJSC, ADR	6,700	381,738
MOL Hungarian Oil & Gas PLC	21,600	250,438
Repsol SA	8,200	144,783
Rosneft Oil Co. PJSC, GDR	30,700	152,759
Royal Dutch Shell PLC, Class B	19,500	656,644
TOTAL SA	11,700	645,840

		3,143,349

Integrated Telecommunication Services (0.73%)
Telecom Italia SpA(b)	450,000	388,619

Internet Software & Services (0.98%)
Alibaba Group Holding, Ltd., Sponsored ADR(b)	1,500	258,645
SINA Corp.(b)	2,600	260,806

		519,451

IT Consulting & Other Services (0.99%)
HCL Technologies, Ltd.	19,300	269,267
Infosys, Ltd.	15,527	252,367

		521,634

Life & Health Insurance (2.61%)
AIA Group, Ltd.	95,000	808,037
Legal & General Group PLC	99,000	364,477
Prudential PLC	8,200	210,005

		1,382,519

Metal & Glass Containers (1.66%)
RPC Group PLC	74,000	878,988

Multi-line Insurance (2.69%)
Allianz SE	3,700	846,738
Assicurazioni Generali SpA	9,300	169,274
Aviva PLC	28,000	190,969

	Shares or Principal Amount	Value
Multi-line Insurance (continued)
AXA SA	7,400	$219,286

		1,426,267

Multi-Utilities (1.72%)
Engie SA	34,900	599,984
RWE AG(b)	6,000	122,103
Veolia Environnement SA	7,500	191,244

		913,331

Oil & Gas Equipment & Services (3.48%)
Enerflex, Ltd.	29,300	357,567
John Wood Group PLC	37,000	323,736
Modec, Inc.	21,000	541,145
SBM Offshore NV	15,000	264,180
U.S. Silica Holdings, Inc.	11,000	358,160

		1,844,788

Oil & Gas Exploration & Production (5.71%)
CNOOC, Ltd.	504,000	723,551
Diamondback Energy, Inc.(b)	6,376	804,970
Gulfport Energy Corp.(b)	21,574	275,284
Newfield Exploration Co.(b)	14,200	447,726
Parsley Energy, Inc., Class A(b)	11,530	339,443
Seven Generations Energy, Ltd., Class A(b)	31,200	441,317

		3,032,291

Oil & Gas Refining & Marketing (3.53%)
Idemitsu Kosan Co., Ltd.	9,300	372,518
JXTG Holdings, Inc.	83,000	533,384
Petron Corp.	2,780,000	510,477
SK Innovation Co., Ltd.	2,400	457,850

		1,874,229

Oil & Gas Storage & Transportation (2.87%)
Pembina Pipeline Corp.	13,000	470,668
Sinopec Kantons Holdings, Ltd.	1,630,000	1,050,589

		1,521,257

Other Diversified Financial Services (0.83%)
ORIX Corp.	26,000	438,383

Paper Packaging (3.13%)
Rengo Co., Ltd.	81,000	590,685
Smurfit Kappa Group PLC	31,700	1,072,214

		1,662,899

Paper Products (3.95%)
Lee & Man Paper Manufacturing, Ltd.	410,000	482,757
Mondi PLC	31,800	826,440
Nine Dragons Paper Holdings, Ltd.	490,000	782,953

		2,092,150

Regional Banks (1.92%)
Banregio Grupo Financiero SAB de CV	66,000	361,544
DGB Financial Group, Inc.	38,000	373,928

	Shares or Principal Amount	Value
Regional Banks (continued)
Grupo Financiero Interacciones SA de CV, Class O	62,955	$279,547

		1,015,019

Renewable Electricity (1.03%)
China Everbright Greentech, Ltd.(b)	595,009	548,336

Semiconductor Equipment (0.39%)
ASM Pacific Technology, Ltd.	15,000	208,096

Semiconductors (0.59%)
Nanya Technology Corp.	122,000	312,395

Specialty Chemicals (0.62%)
Covestro AG	3,200	329,493

Steel (2.92%)
ArcelorMittal(b)	36,000	1,167,958
Bekaert SA	4,500	196,239
POSCO	600	186,631

		1,550,828

Tobacco (0.78%)
British American Tobacco PLC	6,100	412,353

Trading Companies & Distributors (1.93%)
Mitsubishi Corp.	16,800	463,239
Sojitz Corp.	184,000	563,718

		1,026,957

Wireless Telecommunication Services (2.49%)
China Mobile, Ltd.	39,000	394,370
SoftBank Group Corp.	9,200	728,369
Turkcell Iletisim Hizmetleri AS	50,000	203,874

		1,326,613

Total Common Stocks (Cost $50,602,839)		52,746,418

Collateral for Securities on Loan (0.49%)
State Street Navigator Securities Lending Government Money Market Portfolio, 7-Day Yield 1.35%	258,111	258,111

Total Collateral for Securities on Loan (Cost $258,111)		258,111

Total Investments (99.95%) (Cost $50,860,950)		$53,004,529

Other Assets Less Liabilities (0.05%)		28,205

Net Assets (100.00%)		$53,032,734

The accompanying notes are an integral part of the schedule of investments.

(a)	All or a portion of the security was on loan as of December 31, 2017.
(b)	Non-income producing security.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

Country Composition (December 31, 2017) (Unaudited)
Japan	12.18%
Hong Kong	11.19%
China	9.56%
South Korea	6.24%
Great Britain	5.75%
France	5.69%
Canada	4.66%
United States	4.20%
Indonesia	4.03%
United Kingdom	4.02%
Ireland	3.90%
Philippines	3.36%
Italy	2.82%
Spain	2.46%
Germany	2.45%
Luxembourg	2.20%
Russia	2.12%
Netherlands	1.62%
Mexico	1.60%
Thailand	1.50%
Turkey	1.42%
Jersey	1.40%
India	1.32%
Hungary	0.78%
Taiwan	0.74%
Sweden	0.61%
Peru	0.51%
Belgium	0.37%
Malaysia	0.28%
Norway	0.27%
Singapore	0.21%

99.46%

Percentages are based upon common stocks as a percentage of net assets.

Sector Composition (December 31, 2017) (Unaudited)
Materials	23.20%
Energy	22.64%
Financials	19.26%
Industrials	12.78%
Utilities	8.94%
Information Technology	6.25%
Telecommunication Services	3.22%
Health Care	1.88%
Consumer Staples	0.78%
Consumer Discretionary	0.51%

99.46%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (December 31, 2017) (Unaudited)
Diversified Banks	10.83%
Integrated Oil & Gas	5.93%
Oil & Gas Exploration & Production	5.71%
Commodity Chemicals	4.94%
Paper Products	3.95%
Electric Utilities	3.66%
Building Products	3.63%
Oil & Gas Refining & Marketing	3.53%
Oil & Gas Equipment & Services	3.48%
Paper Packaging	3.13%
Construction Materials	3.05%
Gold	2.93%
Steel	2.92%
Oil & Gas Storage & Transportation	2.87%
Multi-line Insurance	2.69%
Life & Health Insurance	2.61%
Independent Power Producers & Energy Traders	2.53%
Wireless Telecommunication Services	2.49%
Electronic Equipment & Instruments	2.47%
Trading Companies & Distributors	1.93%
Regional Banks	1.92%
Construction & Engineering	1.92%
Biotechnology	1.88%
Multi-Utilities	1.72%
Metal & Glass Containers	1.66%
Environmental & Facilities Services	1.31%
Highways & Railtracks	1.19%
Industrial Machinery	1.18%
Coal & Consumable Fuels	1.12%
Renewable Electricity	1.03%
Other Industries (each less than 1%)	9.25%

99.46%

Percentages are based upon common stocks as a percentage of net assets.

ICON Bond Fund

Schedule of Investments

December 31, 2017 (Unaudited)

	Shares or Principal Amount	Value
Corporate Bonds (75.98%)
Consumer Discretionary (8.39%)
Dollar Tree, Inc.
5.75%, 03/01/23	$250,000	$261,875
Ford Motor Credit Co. LLC
3.66%, 09/08/24	750,000	759,503
Lee Enterprises, Inc.
9.50%, 03/15/22(a)(b)	1,150,000	1,190,250
M/I Homes, Inc.
6.75%, 01/15/21	816,000	844,560
Nexteer Automotive Group, Ltd.
5.88%, 11/15/21(a)	200,000	208,500
Reliance Intermediate Holdings LP
6.50%, 04/01/23(a)	4,000,000	4,230,000

		7,494,688

Consumer Staples (9.72%)
Central Garden & Pet Co.
6.13%, 11/15/23	1,500,000	1,586,250
Darling Ingredients, Inc.
5.38%, 01/15/22	1,369,000	1,399,803
HRG Group, Inc.
7.88%, 07/15/19	1,325,000	1,327,650
Kraft Heinz Foods Co.
4.88%, 02/15/25(a)	4,121,000	4,368,610

		8,682,313

Energy (9.60%)
Andeavor Logistics LP / Tesoro Logistics Finance Corp.
6.25%, 10/15/22	1,724,000	1,829,112
6.38%, 05/01/24	645,000	699,825
Enterprise Products Operating LLC, Series B
3M US L + 2.68%, 01/15/68(c)	1,750,000	1,750,000
MPLX LP
5.50%, 02/15/23	2,950,000	3,035,786
Overseas Shipholding Group, Inc.
8.13%, 03/30/18(d)	1,250,000	1,262,500

		8,577,223

Financial (16.63%)
CBRE Services, Inc.
5.00%, 03/15/23	2,990,000	3,074,680
Credit Acceptance Corp.
6.13%, 02/15/21	1,000,000	1,010,000
Delphi Financial Group, Inc.
7.88%, 01/31/20	800,000	881,281
GFI Group, Inc.
8.38%, 07/19/18	2,000,000	2,050,000

	Shares or Principal Amount	Value
Financial (continued)
International Lease Finance Corp.
5.88%, 08/15/22	$1,500,000	$1,661,594
8.25%, 12/15/20	1,113,000	1,278,359
Nationwide Mutual Insurance Co.
7.88%, 04/01/33(a)	2,000,000	2,863,829
Prudential Financial, Inc.
3M US L + 5.00%, 06/15/38(c)	500,000	513,625
Radian Group, Inc.
5.50%, 06/01/19	293,000	303,988
United Insurance Holdings Corp.
6.25%, 12/15/27	1,200,000	1,218,430

		14,855,786

Health Care (5.57%)
Acadia Healthcare Co., Inc.
5.13%, 07/01/22	940,000	942,350
Catholic Health Initiatives
2.95%, 11/01/22	1,000,000	991,208
Hill-Rom Holdings, Inc.
5.75%, 09/01/23(a)	1,200,000	1,255,500
Molina Healthcare, Inc.
5.38%, 11/15/22	1,000,000	1,042,500
Universal Health Services, Inc.
4.75%, 08/01/22(a)	730,000	743,687

		4,975,245

Industrials (10.73%)
AECOM
5.75%, 10/15/22	1,110,000	1,157,175
Aircastle, Ltd.
5.00%, 04/01/23	1,895,000	1,996,856
Covanta Holding Corp.
6.38%, 10/01/22	1,423,000	1,455,017
EnPro Industries, Inc.
5.88%, 09/15/22	722,000	751,783
JB Poindexter & Co., Inc.
9.00%, 04/01/22(a)	701,000	727,288
Spirit AeroSystems, Inc.
5.25%, 03/15/22	3,392,000	3,495,422

		9,583,541

Information Technology (9.63%)
Activision Blizzard, Inc.
6.13%, 09/15/23(a)	1,750,000	1,855,189
Amkor Technology, Inc.
6.38%, 10/01/22	1,000,000	1,032,000
Dell International LLC / EMC Corp.
7.13%, 06/15/24(a)(b)	852,000	932,825
NXP BV / NXP Funding LLC
4.63%, 06/01/23(a)	3,050,000	3,190,300

	Shares or Principal Amount	Value
Information Technology (continued)
Western Digital Corp.
7.38%, 04/01/23(a)	$1,475,000	$1,591,156

		8,601,470

Materials (2.72%)
FMG Resources August 2006 Pty., Ltd.
9.75%, 03/01/22(a)	1,000,000	1,106,500
Westlake Chemical Corp.
4.88%, 05/15/23	1,285,000	1,323,550

		2,430,050

Real Estate (1.30%)
Iron Mountain, Inc.
5.75%, 08/15/24	1,144,000	1,158,300

Telecommunication Services (0.22%)
Level 3 Parent LLC
5.75%, 12/01/22	200,000	200,810

Utilities (1.47%)
DPL, Inc.
6.75%, 10/01/19	1,250,000	1,309,375

Total Corporate Bonds (Cost $68,243,410)		67,868,801

U.S. Treasury Obligations (3.87%)
U.S. Treasury Notes
1.88%, 01/31/22	2,000,000	$1,979,086
2.25%, 11/15/27	1,500,000	1,478,370

		3,457,456

Total U.S. Treasury Obligations (Cost $3,466,067)		3,457,456

Preferred Stocks (6.84%)
Asset Management & Custody Banks (0.05%)
KKR Financial Holdings LLC,
Series A, 7.38%	1,736	44,146

Diversified REITs (1.90%)
Gramercy Property Trust, Inc.,
Series A, 7.13%(b)(d)(e)	63,500	1,699,895

Office REITs (2.73%)
Equity Commonwealth
5.75%, 08/01/42	70,954	1,802,231
Equity Commonwealth, Series D
6.50%	23,746	632,950

		2,435,181

	Shares or Principal Amount	Value
Property & Casualty Insurance (1.76%)
Argo Group U.S., Inc.
6.50%, 09/15/42(b)	62,381	$1,575,744

Reinsurance (0.40%)
Maiden Holdings North America, Ltd.,
7.75%, 12/01/43	14,472	353,479

Total Preferred Stocks (Cost $6,056,164)		6,108,445

Closed-End Mutual Funds (9.61%)
Deutsche High Income Opportunities Fund, Inc.	52,755	792,380
Deutsche Multi-Market Income Trust	14,898	131,847
Deutsche Strategic Income Trust	17,161	213,998
Federated Premier Municipal Income Fund(b)	167,844	2,356,530
First Trust Senior Floating Rate 2022 Target Term Fund	21,933	200,248
Highland Floating Rate Opportunities Fund	911	14,121
MFS Investment Grade Municipal Trust	32,958	319,857
Morgan Stanley Income Securities, Inc.(d)	130,818	2,400,510
Nuveen High Income December 2018 Target Term Fund	150,024	1,486,738
Nuveen High Income December 2019 Target Term Fund	57,740	578,555
Thai Fund, Inc.	8,799	94,677

Total Closed-End Mutual Funds (Cost $8,651,529)		8,589,461

Collateral for Securities on Loan (1.04%)
State Street Navigator Securities Lending Government Money Market Portfolio, 7-Day Yield 1.35%	929,925	929,925

Total Collateral for Securities on Loan (Cost $929,925)		929,925

Total Investments (97.34%) (Cost $87,347,095)		$86,954,088

Other Assets Less Liabilities (2.66%)		2,371,425

Net Assets (100.00%)		$89,325,513

The accompanying notes are an integral part of the schedule of investments.

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

REIT - Real Estate Investment Trust

Libor Rates:

3M US L - 3 Month LIBOR as of December 31, 2017 was 1.69%

(a)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of December 31, 2017, these securities had a total aggregate market value of $24,263,634.

(b)	All or a portion of the security was on loan as of December 31, 2017.
(c)

Floating or variable rate security. The reference rate is described above. The Rate in effect as of December 31, 2017 is based on the reference rate plus the displayed spread as of the security’s last reset date.

(d)	These securities are considered, by management, to be illiquid. The aggregate value of these securities at December 31, 2017 was $5,362,905, which represent 6.00% of the Fund’s net assets.
(e)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

Credit Diversification (December 31, 2017) (Unaudited)
Aaa	3.88%
A3	3.21%
Baa1	1.11%
Baa2	10.36%
Baa3	16.75%
Ba1	11.47%
Ba2	8.36%
Ba3	6.17%
B1	9.12%
B2	4.61%
B3	1.05%
Caa1	1.41%
WR	0.99%
NR	1.36%

Total:	79.85%

Percentages are based upon U.S. Treasury obligations and corporate bond investments as a percentage of net assets. Ratings based on Moody’s Investors Service, Inc.

ICON Equity Income Fund

Schedule of Investments

December 31, 2017 (Unaudited)

	Shares or Principal Amount	Value
Corporate Bonds (5.41%)
Consumer Discretionary (0.78%)
Lee Enterprises, Inc.
9.50%, 03/15/22(a)	$250,000	$258,750
Reliance Intermediate Holdings LP
6.50%, 04/01/23(a)	400,000	423,000

		681,750

Consumer Staples (0.74%)
Central Garden & Pet Co.
6.13%, 11/15/23	100,000	105,750
HRG Group, Inc.
7.88%, 07/15/19	278,000	278,556
Kraft Heinz Foods Co.
4.88%, 02/15/25(a)	250,000	265,021

		649,327

Energy (0.59%)
MPLX LP
5.50%, 02/15/23	500,000	514,540

Health Care (0.24%)
Molina Healthcare, Inc.
5.38%, 11/15/22	200,000	208,500

Industrials (1.50%)
AECOM
5.75%, 10/15/22	200,000	208,500
Spirit AeroSystems, Inc.
5.25%, 03/15/22	1,066,000	1,098,503

		1,307,003

Information Technology (0.30%)
NXP BV / NXP Funding LLC
4.63%, 06/01/23(a)	250,000	261,500

Materials (0.61%)
FMG Resources August 2006 Pty., Ltd.
9.75%, 03/01/22(a)	250,000	276,625
Westlake Chemical Corp.
4.88%, 05/15/23	250,000	257,500

		534,125

Real Estate (0.12%)
Iron Mountain, Inc.
5.75%, 08/15/24	100,000	101,250

Telecommunication Services (0.23%)
Level 3 Parent LLC
5.75%, 12/01/22	200,000	200,810

	Shares or Principal Amount	Value
Utilities (0.30%)
DPL, Inc.
6.75%, 10/01/19	$250,000	$261,875

Total Corporate Bonds (Cost $4,760,688)		4,720,680

Common Stocks (85.40%)
Application Software (0.99%)
Open Text Corp.	24,200	863,214

Auto Parts & Equipment (2.21%)
Magna International, Inc.	34,000	1,926,780

Automobile Manufacturers (1.29%)
Ford Motor Co.	90,100	1,125,349

Building Products (1.54%)
Johnson Controls International PLC	35,300	1,345,283

Construction Machinery & Heavy Trucks (0.93%)
Cummins, Inc.	4,600	812,544

Diversified Banks (5.74%)
Bank of America Corp.	92,600	2,733,552
JPMorgan Chase & Co.	21,300	2,277,822

		5,011,374

Diversified Chemicals (1.87%)
Eastman Chemical Co.	17,600	1,630,464

Electric Utilities (1.53%)
Westar Energy, Inc.	25,300	1,335,840

Gas Utilities (1.84%)
National Fuel Gas Co.	29,300	1,608,863

Home Entertainment Software (1.39%)
Activision Blizzard, Inc.	19,200	1,215,744

Homebuilding (1.76%)
PulteGroup, Inc.	46,100	1,532,825

Hotels, Resorts & Cruise Lines (0.80%)
Wyndham Worldwide Corp.	6,000	695,220

Housewares & Specialties (3.58%)
Newell Brands, Inc.	47,800	1,477,020

	Shares or Principal Amount	Value
Housewares & Specialties (continued)
Tupperware Brands Corp.	26,300	$1,649,010

		3,126,030

Industrial Conglomerates (0.88%)
General Electric Co.	43,900	766,055

Integrated Oil & Gas (2.06%)
TOTAL SA, Sponsored ADR	32,500	1,796,600

Internet Software & Services (1.65%)
LogMeIn, Inc.	12,600	1,442,700

Investment Banking & Brokerage (3.34%)
BGC Partners, Inc., Class A	66,300	1,001,793
Morgan Stanley	36,400	1,909,908

		2,911,701

IT Consulting & Other Services (3.15%)
DXC Technology Co.	10,900	1,034,410
Leidos Holdings, Inc.	26,700	1,724,019

		2,758,429

Life & Health Insurance (2.88%)
Manulife Financial Corp.	53,700	1,120,182
Sun Life Financial, Inc.	33,900	1,398,714

		2,518,896

Multi-Utilities (1.16%)
CenterPoint Energy, Inc.	35,700	1,012,452

Oil & Gas Equipment & Services (2.60%)
RPC, Inc.(b)	58,400	1,490,952
U.S. Silica Holdings, Inc.	23,900	778,184

		2,269,136

Oil & Gas Exploration & Production (5.77%)
Diamondback Energy, Inc.(c)	18,000	2,272,500
Gulfport Energy Corp.(c)	119,300	1,522,268
SRC Energy, Inc.(c)	146,500	1,249,645

		5,044,413

Oil & Gas Refining & Marketing (2.14%)
Andeavor	8,200	937,588
Marathon Petroleum Corp.	14,100	930,318

		1,867,906

Pharmaceuticals (4.72%)
Eli Lilly & Co.	15,400	1,300,684
Merck & Co., Inc.	16,800	945,336
Pfizer, Inc.	51,700	1,872,574

		4,118,594

Property & Casualty Insurance (4.00%)
Stewart Information Services Corp.	40,800	1,725,840
XL Group, Ltd.	50,200	1,765,032

		3,490,872

Regional Banks (5.23%)
Fifth Third Bancorp	58,400	1,771,856

	Shares or Principal Amount	Value
Regional Banks (continued)
First Commonwealth Financial Corp.	83,100	$1,189,992
Valley National Bancorp	142,800	1,602,216

		4,564,064

Retail REITs (1.00%)
Kimco Realty Corp.	47,900	869,385

Semiconductor Equipment (1.31%)
Brooks Automation, Inc.	48,100	1,147,185

Semiconductors (3.70%)
Broadcom, Ltd.	5,100	1,310,190
Cypress Semiconductor Corp.	126,200	1,923,288

		3,233,478

Soft Drinks (1.46%)
Dr. Pepper Snapple Group, Inc.	13,100	1,271,486

Specialized REITs (1.21%)
EPR Properties	16,100	1,053,906

Specialty Stores (1.69%)
Big 5 Sporting Goods Corp.	193,800	1,472,880

Technology Hardware, Storage & Peripherals (5.50%)
Apple, Inc.	13,900	2,352,297
HP, Inc.	80,200	1,685,002
Logitech International SA ADR(b)	22,800	766,992

		4,804,291

Thrifts & Mortgage Finance (1.40%)
Dime Community Bancshares, Inc.	58,300	1,221,385

Tobacco (2.00%)
Philip Morris International, Inc.	16,500	1,743,225

Water Utilities (1.08%)
Consolidated Water Co., Ltd.	75,096	946,209

Total Common Stocks (Cost $68,718,133)		74,554,778

Preferred Stocks (2.36%)
Asset Management & Custody Banks (0.34%)
KKR Financial Holdings LLC,
Series A, 7.38%	11,577	294,403

Diversified REITs (0.80%)
Gramercy Property Trust, Inc.,
Series A, 7.13%(d)(e)	26,105	698,831

	Shares or Principal Amount	Value
Office REITs (0.29%)
Equity Commonwealth
5.75%, 08/01/42	9,929	$252,197

Property & Casualty Insurance (0.93%)
Argo Group U.S., Inc.
6.50%, 09/15/42	32,335	816,782

Total Preferred Stocks (Cost $2,047,479)		2,062,213

Convertible Preferred Stocks (0.60%)
Diversified Banks (0.60%)
Wells Fargo & Co., Series L
7.50%	400	523,996

Total Convertible Preferred Stocks (Cost $490,411)		523,996

Closed-End Mutual Funds (5.13%)
Deutsche High Income Opportunities Fund, Inc.	34,328	515,607
Deutsche Multi-Market Income Trust	80,270	710,389
Eaton Vance High Income 2021 Target Term Trust	54,280	542,800
Federated Premier Municipal Income Fund	35,562	499,290
First Trust Senior Floating Rate 2022 Target Term Fund	6,678	60,970
Highland Floating Rate Opportunities Fund	6,379	98,875
Morgan Stanley Income Securities, Inc.(e)	75,069	1,377,516
Nuveen High Income December 2018 Target Term Fund	67,749	671,393

Total Closed-End Mutual Funds (Cost $4,426,326)		4,476,840

Underlying Security/Expiration Date/Exercise Price/ Notional Amount	Contracts	Value
Put Options Purchased (0.08%)
S&P 500 Index
01/22/18, 2400, $13,368,050	50	8,250
02/19/18, 2500, $21,388,880	80	59,600

		67,850

Total Put Options Purchased (Cost $183,936)		67,850

	Shares or Principal Amount	Value
Collateral for Securities on Loan (4.45%)
State Street Navigator Securities Lending Government Money Market Portfolio, 7-Day Yield 1.35%	3,882,550	$3,882,550

Total Collateral for Securities on Loan (Cost $3,882,550)		3,882,550

Total Investments (103.43%) (Cost $84,509,523)		$90,288,907

Liabilities Less Other Assets (-3.43%)		(2,994,284)

Net Assets (100.00%)		$87,294,623

The accompanying notes are an integral part of the schedule of investments.

Investment Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

(a)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of December 31, 2017, these securities had a total aggregate market value of $1,484,896.

(b)	All or a portion of the security was on loan as of December 31, 2017.
(c)	Non-income producing security.
(d)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(e)	These securities are considered, by management, to be illiquid. The aggregate value of these securities at December 31, 2017 was $2,076,347, which represent 2.38% of the Fund’s net assets.

Sector Composition (December 31, 2017) (Unaudited)
Financials	24.46%
Information Technology	17.99%
Energy	13.16%
Consumer Discretionary	12.11%
Utilities	5.91%
Health Care	4.96%
Industrials	4.85%
Consumer Staples	4.20%
Real Estate	3.42%
Materials	2.48%
Telecommunication Services	0.23%

93.77%

Percentages are based upon common stocks, preferred stocks, convertible preferred stocks and corporate bonds as a percentage of net assets.

Industry Composition (December 31, 2017) (Unaudited)
Diversified Banks	6.34%
Oil & Gas Exploration & Production	5.77%
Technology Hardware, Storage & Peripherals	5.50%
Regional Banks	5.23%
Property & Casualty Insurance	4.93%
Pharmaceuticals	4.72%
Semiconductors	4.00%
Housewares & Specialties	3.58%
Investment Banking & Brokerage	3.34%
IT Consulting & Other Services	3.15%
Life & Health Insurance	2.88%
Oil & Gas Equipment & Services	2.60%
Auto Parts & Equipment	2.21%
Oil & Gas Refining & Marketing	2.14%
Integrated Oil & Gas	2.06%
Tobacco	2.00%
Diversified Chemicals	1.87%
Gas Utilities	1.84%
Homebuilding	1.76%
Specialty Stores	1.69%
Internet Software & Services	1.65%
Building Products	1.54%
Electric Utilities	1.53%
Soft Drinks	1.46%
Thrifts & Mortgage Finance	1.40%
Home Entertainment Software	1.39%
Specialized REITs	1.33%
Semiconductor Equipment	1.31%
Automobile Manufacturers	1.29%
Aerospace & Defense	1.26%
Multi-Utilities	1.16%
Water Utilities	1.08%
Retail REITs	1.00%
Other Industries (each less than 1%)	8.76%

93.77%

Percentages are based upon common stocks, preferred stocks, convertible preferred stocks and corporate bonds as a percentage of net assets.

ICON Fund

Schedule of Investments

December 31, 2017 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (98.80%)
Application Software (4.68%)
Adobe Systems, Inc.(a)	14,000	$2,453,360

Auto Parts & Equipment (2.57%)
Magna International, Inc.	23,800	1,348,746

Biotechnology (6.14%)
Celgene Corp.(a)	18,500	1,930,660
Vertex Pharmaceuticals, Inc.(a)	8,600	1,288,796

		3,219,456

Building Products (3.27%)
Masco Corp.	39,000	1,713,660

Construction Materials (5.41%)
Eagle Materials, Inc.	7,700	872,410
Martin Marietta Materials, Inc.	8,900	1,967,256

		2,839,666

Data Processing & Outsourced Services (2.47%)
Total System Services, Inc.	16,400	1,297,076

Diversified Banks (12.38%)
Bank of America Corp.	182,000	5,372,640
JPMorgan Chase & Co.	10,500	1,122,870

		6,495,510

Home Improvement Retail (6.68%)
Home Depot, Inc.	18,500	3,506,305

Homebuilding (4.91%)
PulteGroup, Inc.	77,500	2,576,875

Hotels, Resorts & Cruise Lines (5.37%)
Royal Caribbean Cruises, Ltd.	11,500	1,371,720
Wyndham Worldwide Corp.	12,500	1,448,375

		2,820,095

Household Appliances (2.31%)
Whirlpool Corp.	7,200	1,214,208

Internet Software & Services (2.05%)
Facebook, Inc., Class A(a)	6,100	1,076,406

Multi-line Insurance (1.85%)
American International Group, Inc.	16,300	971,154

Oil & Gas Exploration & Production (5.48%)
Cabot Oil & Gas Corp.	28,400	812,240
Diamondback Energy, Inc.(a)	5,100	643,875

	Shares or Principal Amount	Value
Oil & Gas Exploration & Production (continued)
Parsley Energy, Inc., Class A(a)	48,100	$1,416,064

		2,872,179

Paper Packaging (3.31%)
Avery Dennison Corp.	15,100	1,734,386

Pharmaceuticals (2.59%)
Jazz Pharmaceuticals PLC(a)	10,100	1,359,965

Regional Banks (11.34%)
Fifth Third Bancorp	18,500	561,290
KeyCorp	58,000	1,169,860
Signature Bank(a)	16,600	2,278,516
SVB Financial Group(a)	8,300	1,940,291

		5,949,957

Semiconductor Equipment (2.17%)
Applied Materials, Inc.	22,300	1,139,976

Semiconductors (13.82%)
Broadcom, Ltd.	2,400	616,560
Cavium, Inc.(a)	14,000	1,173,620
Micron Technology, Inc.(a)	31,600	1,299,392
Qorvo, Inc.(a)	20,300	1,351,980
Skyworks Solutions, Inc.	29,500	2,801,025

		7,242,577

Total Common Stocks (Cost $36,234,473)		51,831,557

Total Investments (98.80%) (Cost $36,234,473)		$51,831,557

Other Assets Less Liabilities (1.20%)		630,532

Net Assets (100.00%)		$52,462,089

The accompanying notes are an integral part of the schedule of investments.

(a)	Non-income producing security.

Sector Composition (December 31, 2017) (Unaudited)
Financials	25.57%
Information Technology	25.19%
Consumer Discretionary	21.84%
Health Care	8.73%
Materials	8.72%
Energy	5.48%
Industrials	3.27%

98.80%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (December 31, 2017) (Unaudited)
Semiconductors	13.82%
Diversified Banks	12.38%
Regional Banks	11.34%
Home Improvement Retail	6.68%
Biotechnology	6.14%
Oil & Gas Exploration & Production	5.48%
Construction Materials	5.41%
Hotels, Resorts & Cruise Lines	5.37%
Homebuilding	4.91%
Application Software	4.68%
Paper Packaging	3.31%
Building Products	3.27%
Pharmaceuticals	2.59%
Auto Parts & Equipment	2.57%
Data Processing & Outsourced Services	2.47%
Household Appliances	2.31%
Semiconductor Equipment	2.17%
Internet Software & Services	2.05%
Multi-line Insurance	1.85%

98.80%

Percentages are based upon common stocks as a percentage of net assets.

ICON Long/Short Fund

Schedule of Investments

December 31, 2017 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (98.76%)
Application Software (3.89%)
Adobe Systems, Inc.(a)	5,900	$1,033,916

Auto Parts & Equipment (2.45%)
Magna International, Inc.	11,500	651,705

Biotechnology (4.99%)
Celgene Corp.(a)	7,700	803,572
Vertex Pharmaceuticals, Inc.(a)	3,500	524,510

		1,328,082

Building Products (2.99%)
Masco Corp.	18,100	795,314

Construction Materials (4.85%)
Eagle Materials, Inc.	6,700	759,110
Martin Marietta Materials, Inc.	2,400	530,496

		1,289,606

Data Processing & Outsourced Services (4.55%)
Mastercard, Inc., Class A	8,000	1,210,880

Diversified Banks (9.42%)
Bank of America Corp.	70,700	2,087,064
JPMorgan Chase & Co.	3,900	417,066

		2,504,130

Health Care Facilities (1.07%)
Universal Health Services, Inc., Class B	2,500	283,375

Home Improvement Retail (3.06%)
Home Depot, Inc.	4,300	814,979

Homebuilding (6.09%)
Installed Building Products, Inc.(a)	5,200	394,940
PulteGroup, Inc.	36,800	1,223,600

		1,618,540

Hotels, Resorts & Cruise Lines (6.10%)
Royal Caribbean Cruises, Ltd.	6,600	787,248
Wyndham Worldwide Corp.	7,200	834,264

		1,621,512

Household Appliances (1.97%)
Whirlpool Corp.	3,100	522,784

Insurance Brokers (2.78%)
Arthur J Gallagher & Co.	11,700	740,376

Internet Software & Services (1.62%)
SINA Corp.(a)	4,300	431,333

	Shares or Principal Amount	Value
Multi-line Insurance (1.48%)
American International Group, Inc.	6,600	$393,228

Oil & Gas Exploration & Production (4.92%)
Cabot Oil & Gas Corp.	12,800	366,080
Diamondback Energy, Inc.(a)	2,400	303,000
Parsley Energy, Inc., Class A(a)	21,700	638,848

		1,307,928

Pharmaceuticals (3.29%)
Jazz Pharmaceuticals PLC(a)	6,500	875,225

Railroads (1.82%)
CSX Corp.	8,800	484,088

Regional Banks (13.60%)
Fifth Third Bancorp	8,400	254,856
First Commonwealth Financial Corp.	35,500	508,360
KeyCorp	26,600	536,522
Signature Bank(a)	9,200	1,262,792
SVB Financial Group(a)	4,500	1,051,965

		3,614,495

Semiconductor Equipment (2.70%)
Applied Materials, Inc.	9,200	470,304
Brooks Automation, Inc.	10,400	248,040

		718,344

Semiconductors (15.12%)
Broadcom, Ltd.	900	231,210
Cavium, Inc.(a)	9,500	796,385
Cypress Semiconductor Corp.	48,800	743,712
Micron Technology, Inc.(a)	18,900	777,168
Qorvo, Inc.(a)	6,300	419,580
Skyworks Solutions, Inc.	11,100	1,053,945

		4,022,000

Total Common Stocks (Cost $19,817,236)		26,261,840

Total Investments (98.76%) (Cost $19,817,236)		$26,261,840

Other Assets Less Liabilities (1.24%)		329,469

Net Assets (100.00%)		$26,591,309

The accompanying notes are an integral part of the schedule of investments.

(a)	Non-income producing security.

Sector Composition (December 31, 2017) (Unaudited)
Information Technology	27.88%
Financials	27.28%
Consumer Discretionary	19.67%
Health Care	9.35%
Energy	4.92%
Materials	4.85%
Industrials	4.81%

98.76%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (December 31, 2017) (Unaudited)
Semiconductors	15.12%
Regional Banks	13.60%
Diversified Banks	9.42%
Hotels, Resorts & Cruise Lines	6.10%
Homebuilding	6.09%
Biotechnology	4.99%
Oil & Gas Exploration & Production	4.92%
Construction Materials	4.85%
Data Processing & Outsourced Services	4.55%
Application Software	3.89%
Pharmaceuticals	3.29%
Home Improvement Retail	3.06%
Building Products	2.99%
Insurance Brokers	2.78%
Semiconductor Equipment	2.70%
Auto Parts & Equipment	2.45%
Household Appliances	1.97%
Railroads	1.82%
Internet Software & Services	1.62%
Multi-line Insurance	1.48%
Health Care Facilities	1.07%

98.76%

Percentages are based upon common stocks as a percentage of net assets.

ICON Opportunities Fund

Schedule of Investments

December 31, 2017 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (99.85%)
Auto Parts & Equipment (8.17%)
Modine Manufacturing Co.(a)	53,148	$1,073,590
Tower International, Inc.	25,300	772,915

		1,846,505

Automobile Manufacturers (2.15%)
Winnebago Industries, Inc.	8,748	486,389

Biotechnology (2.17%)
Ligand Pharmaceuticals, Inc.(a)	3,575	489,525

Building Products (11.95%)
Armstrong World Industries, Inc.(a)	7,600	460,180
Builders FirstSource, Inc.(a)	43,500	947,865
Patrick Industries, Inc.(a)	6,500	451,425
PGT Innovations, Inc.(a)	49,900	840,815

		2,700,285

Communications Equipment (2.80%)
ARRIS International PLC(a)	8,000	205,520
CalAmp Corp.(a)	10,000	214,300
Finisar Corp.(a)	10,500	213,675

		633,495

Electronic Equipment & Instruments (5.23%)
Coherent, Inc.(a)	2,984	842,144
OSI Systems, Inc.(a)	5,300	341,214

		1,183,358

Electronic Manufacturing Services (4.64%)
IPG Photonics Corp.(a)	4,900	1,049,237

Health Care Equipment (2.40%)
LivaNova PLC(a)	6,800	543,456

Health Care Services (1.97%)
BioTelemetry, Inc.(a)	14,900	445,510

Homebuilding (8.46%)
KB Home	35,000	1,118,250
M/I Homes, Inc.(a)	23,100	794,640

		1,912,890

Internet & Direct Marketing Retail (3.47%)
Nutrisystem, Inc.	14,900	783,740

Internet Software & Services (2.03%)
j2 Global, Inc.	6,114	458,733

Leisure Products (2.81%)
Brunswick Corp.	11,500	635,030

	Shares or Principal Amount	Value
Life Sciences Tools & Services (0.87%)
Charles River Laboratories International, Inc.(a)	1,800	$197,010

Oil & Gas Exploration & Production (4.06%)
Gulfport Energy Corp.(a)	16,900	215,644
Ring Energy, Inc.(a)	13,300	184,870
Southwestern Energy Co.(a)	55,600	310,248
SRC Energy, Inc.(a)	24,389	208,038

		918,800

Paper Packaging (1.88%)
Avery Dennison Corp.	3,700	424,982

Pharmaceuticals (2.68%)
Impax Laboratories, Inc.(a)	9,555	159,091
Innoviva, Inc.(a)	31,529	447,396

		606,487

Property & Casualty Insurance (2.02%)
United Insurance Holdings Corp.	26,500	457,125

Regional Banks (8.40%)
Bank of the Ozarks	10,600	513,570
First Commonwealth Financial Corp.	40,000	572,800
First Midwest Bancorp, Inc.	8,627	207,134
Webster Financial Corp.	10,800	606,528

		1,900,032

Semiconductor Equipment (5.76%)
Photronics, Inc.(a)	40,200	342,705
Teradyne, Inc.	22,909	959,200

		1,301,905

Semiconductors (9.44%)
CEVA, Inc.(a)	6,800	313,820
Cypress Semiconductor Corp.	19,400	295,656
Diodes, Inc.(a)	15,713	450,492
Inphi Corp.(a)(b)	6,100	223,260
MACOM Technology Solutions Holdings, Inc.(a)(b)	10,594	344,729
Microsemi Corp.(a)	9,800	506,170

		2,134,127

Thrifts & Mortgage Finance (6.49%)
BofI Holding, Inc.(a)	18,000	538,200
Essent Group, Ltd.(a)	14,300	620,906
HomeStreet, Inc.(a)	10,617	307,362

		1,466,468

Total Common Stocks (Cost $16,429,295)		22,575,089

	Shares or Principal Amount	Value
Collateral for Securities on Loan (2.46%)
State Street Navigator Securities Lending Government Money Market Portfolio, 7-Day Yield 1.35%	556,382	$556,382

Total Collateral for Securities on Loan (Cost $556,382)		556,382

Total Investments (102.31%) (Cost $16,985,677)		$23,131,471

Liabilities Less Other Assets (-2.31%)		(522,761)

Net Assets (100.00%)		$22,608,710

The accompanying notes are an integral part of the schedule of investments.

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of December 31, 2017.

Sector Composition (December 31, 2017) (Unaudited)
Information Technology	29.90%
Consumer Discretionary	25.06%
Financials	16.91%
Industrials	11.95%
Health Care	10.09%
Energy	4.06%
Materials	1.88%

99.85%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (December 31, 2017) (Unaudited)
Building Products	11.95%
Semiconductors	9.44%
Homebuilding	8.46%
Regional Banks	8.40%
Auto Parts & Equipment	8.17%
Thrifts & Mortgage Finance	6.49%
Semiconductor Equipment	5.76%
Electronic Equipment & Instruments	5.23%
Electronic Manufacturing Services	4.64%
Oil & Gas Exploration & Production	4.06%
Internet & Direct Marketing Retail	3.47%
Leisure Products	2.81%
Communications Equipment	2.80%
Pharmaceuticals	2.68%
Health Care Equipment	2.40%
Biotechnology	2.17%
Automobile Manufacturers	2.15%
Internet Software & Services	2.03%
Property & Casualty Insurance	2.02%
Health Care Services	1.97%
Paper Packaging	1.88%
Other Industries (each less than 1%)	0.87%

99.85%

Percentages are based upon common stocks as a percentage of net assets.

ICON Risk-Managed Balanced Fund

Schedule of Investments

December 31, 2017 (Unaudited)

	Shares or Principal Amount	Value
Corporate Bonds (21.89%)
Consumer Discretionary (2.21%)
Dollar Tree, Inc.
5.75%, 03/01/23	$250,000	$261,875
Lee Enterprises, Inc.
9.50%, 03/15/22(a)	200,000	207,000
Reliance Intermediate Holdings LP
6.50%, 04/01/23(a)	300,000	317,250

		786,125

Consumer Staples (1.96%)
Central Garden & Pet Co.
6.13%, 11/15/23	160,000	169,200
Darling Ingredients, Inc.
5.38%, 01/15/22	100,000	102,250
Kraft Heinz Foods Co.
4.88%, 02/15/25(a)	400,000	424,034

		695,484

Energy (2.86%)
Andeavor Logistics LP / Tesoro Logistics Finance Corp.
6.25%, 10/15/22	214,000	227,048
Enterprise Products Operating LLC, Series B
3M US L + 2.68%, 01/15/68(b)	250,000	250,000
MPLX LP
5.50%, 02/15/23	400,000	411,632
Overseas Shipholding Group, Inc.
8.13%, 03/30/18(c)	125,000	126,250

		1,014,930

Financial (6.60%)
CBRE Services, Inc.
5.00%, 03/15/23	385,000	395,904
Citigroup, Inc.
6.88%, 06/01/25	250,000	300,320
GFI Group, Inc.
8.38%, 07/19/18	150,000	153,750
International Lease Finance Corp.
5.88%, 08/15/22	300,000	332,319
Nationwide Mutual Insurance Co.
7.88%, 04/01/33(a)	253,000	362,274
RBC U.S.A. Holdco Corp.
5.25%, 09/15/20	378,000	404,923
SAFG Retirement Services, Inc.
8.13%, 04/28/23	326,000	392,136

		2,341,626

Health Care (0.59%)
Hill-Rom Holdings, Inc.
5.75%, 09/01/23(a)	100,000	104,625

	Shares or Principal Amount	Value
Health Care (continued)
Molina Healthcare, Inc.
5.38%, 11/15/22	$100,000	$104,250

		208,875

Industrials (3.04%)
AECOM
5.75%, 10/15/22	250,000	260,625
Aircastle, Ltd.
5.00%, 04/01/23	200,000	210,750
Covanta Holding Corp.
6.38%, 10/01/22	89,000	91,003
Spirit AeroSystems, Inc.
5.25%, 03/15/22	500,000	515,245

		1,077,623

Information Technology (2.68%)
Activision Blizzard, Inc.
6.13%, 09/15/23(a)	250,000	265,027
Amkor Technology, Inc.
6.38%, 10/01/22	100,000	103,200
NXP BV / NXP Funding LLC
4.63%, 06/01/23(a)	300,000	313,800
Western Digital Corp.
7.38%, 04/01/23(a)	250,000	269,687

		951,714

Materials (0.78%)
FMG Resources August 2006 Pty., Ltd.,
9.75%, 03/01/22(a)	250,000	276,625

Real Estate (0.43%)
Select Income REIT
4.50%, 02/01/25	150,000	151,249

Utilities (0.74%)
DPL, Inc.
6.75%, 10/01/19	250,000	261,875

Total Corporate Bonds (Cost $7,815,336)		7,766,126

U.S. Treasury Obligations (12.25%)
U.S. Treasury Bond
2.25%, 02/15/27	1,200,000	$1,183,894

	Shares or Principal Amount	Value
U.S. Treasury Obligations (continued)
U.S. Treasury Notes
1.25%, 08/31/19	$400,000	$395,886
1.88%, 01/31/22	1,000,000	989,543
1.88%, 05/31/22	1,300,000	1,285,002
2.25%, 11/15/27	500,000	492,790

		3,163,221

Total U.S. Treasury Obligations (Cost $4,364,995)		4,347,115

Common Stocks (54.02%)
Application Software (2.39%)
Adobe Systems, Inc.(d)	2,380	417,071
CDK Global, Inc.	6,001	427,751

		844,822

Asset Management & Custody Banks (0.32%)
Invesco, Ltd.	3,100	113,274

Auto Parts & Equipment (1.01%)
Magna International, Inc.	6,353	360,025

Automobile Manufacturers (1.20%)
Thor Industries, Inc.	2,833	426,990

Automotive Retail (0.96%)
AutoZone, Inc.(d)	247	175,708
O’Reilly Automotive, Inc.(d)	700	168,378

		344,086

Biotechnology (1.17%)
AbbVie, Inc.	500	48,355
Celgene Corp.(d)	2,855	297,948
Ligand Pharmaceuticals, Inc.(d)	500	68,465

		414,768

Building Products (2.16%)
Johnson Controls International PLC	6,800	259,148
Masco Corp.	11,570	508,386

		767,534

Construction Materials (0.93%)
Eagle Materials, Inc.	2,915	330,269

Data Processing & Outsourced Services (2.76%)
Mastercard, Inc., Class A	3,300	499,488
Visa, Inc., Class A	4,200	478,884

		978,372

Distillers & Vintners (0.32%)
Constellation Brands, Inc., Class A	500	114,285

Diversified Banks (3.06%)
Bank of America Corp.	18,478	545,471

	Shares or Principal Amount	Value
Diversified Banks (continued)
JPMorgan Chase & Co.	5,043	$539,298

		1,084,769

Health Care Equipment (0.77%)
Boston Scientific Corp.(d)	11,077	274,599

Health Care Facilities (0.62%)
HCA Healthcare, Inc.(d)	2,500	219,600

Home Entertainment Software (0.62%)
Electronic Arts, Inc.(d)	2,098	220,416

Home Improvement Retail (1.00%)
Lowe’s Cos., Inc.	3,800	353,172

Homebuilding (2.35%)
DR Horton, Inc.	7,166	365,968
PulteGroup, Inc.	14,126	469,689

		835,657

Hotels, Resorts & Cruise Lines (1.70%)
Royal Caribbean Cruises, Ltd.	2,000	238,560
Wyndham Worldwide Corp.	3,156	365,686

		604,246

Household Appliances (0.24%)
Whirlpool Corp.	500	84,320

Industrial Machinery (0.29%)
Snap-on, Inc.	600	104,580

Internet Software & Services (1.61%)
Alphabet, Inc., Class C(d)	201	210,326
Facebook, Inc., Class A(d)	1,000	176,460
LogMeIn, Inc.	1,600	183,200

		569,986

Investment Banking & Brokerage (0.86%)
Goldman Sachs Group, Inc.	1,200	305,712

IT Consulting & Other Services (0.99%)
Cognizant Technology Solutions Corp., Class A	4,934	350,413

Leisure Products (0.78%)
Brunswick Corp.	5,000	276,100

Life & Health Insurance (0.54%)
Lincoln National Corp.	2,500	192,175

Life Sciences Tools & Services (2.52%)
PerkinElmer, Inc.	3,783	276,613
PRA Health Sciences, Inc.(d)	3,245	295,522
Thermo Fisher Scientific, Inc.	1,710	324,695

		896,830

	Shares or Principal Amount	Value
Managed Health Care (0.99%)
Cigna Corp.	1,728	$350,940

Multi-line Insurance (0.59%)
American International Group, Inc.	3,500	208,530

Multi-Utilities (1.72%)
CMS Energy Corp.	6,848	323,910
Sempra Energy	2,700	288,684

		612,594

Oil & Gas Equipment & Services (0.83%)
U.S. Silica Holdings, Inc.	9,000	293,040

Oil & Gas Exploration & Production (3.71%)
Cimarex Energy Co.	3,100	378,231
Diamondback Energy, Inc.(d)	3,500	441,875
Parsley Energy, Inc., Class A(d)	6,000	176,640
SRC Energy, Inc.(d)	37,000	315,610

		1,312,356

Oil & Gas Refining & Marketing (0.93%)
Marathon Petroleum Corp.	5,000	329,900

Packaged Foods & Meats (1.03%)
Tyson Foods, Inc., Class A	4,500	364,815

Paper Packaging (0.87%)
Graphic Packaging Holding Co.	20,000	309,000

Pharmaceuticals (1.07%)
Jazz Pharmaceuticals PLC(d)	2,810	378,367

Property & Casualty Insurance (0.50%)
XL Group, Ltd.	5,000	175,800

Railroads (1.91%)
Canadian Pacific Railway, Ltd.	2,000	365,520
Union Pacific Corp.	2,322	311,380

		676,900

Regional Banks (3.52%)
KeyCorp	13,438	271,044
Signature Bank(d)	3,503	480,822
SVB Financial Group(d)	2,124	496,527

		1,248,393

Semiconductors (4.09%)
Broadcom, Ltd.	2,000	513,800
Cavium, Inc.(d)	3,000	251,490
Monolithic Power Systems, Inc.	2,307	259,215
Skyworks Solutions, Inc.	4,466	424,047

		1,448,552

Soft Drinks (0.27%)
Monster Beverage Corp.(d)	1,500	94,935

	Shares or Principal Amount	Value
Technology Hardware, Storage & Peripherals (0.49%)
Logitech International SA ADR(e)	5,216	$175,466

Trading Companies & Distributors (0.33%)
Air Lease Corp.	2,401	115,464

Total Common Stocks (Cost $16,714,288)		19,162,052

Preferred Stocks (0.60%)
Diversified REITs (0.39%)
Gramercy Property Trust,
Series A, 7.13%(c)(f)	5,229	139,980

Property & Casualty Insurance (0.21%)
Argo Group U.S., Inc.
6.50%, 09/15/42	2,920	73,759

Total Preferred Stocks (Cost $211,050)		213,739

Closed-End Mutual Funds (8.93%)
Aberdeen Emerging Markets Smaller Co. Opportunities Fund, Inc.	2,607	37,906
Aberdeen Greater China Fund, Inc.	2,316	28,834
The Aberdeen Indonesia Fund, Inc.	4,573	34,938
Aberdeen Israel Fund, Inc.	559	10,694
Aberdeen Singapore Fund, Inc.	3,187	39,582
Asia Pacific Fund, Inc.(e)	5,479	77,309
Asia Tigers Fund, Inc.	5,027	62,184
BlackRock Enhanced Government Fund, Inc.	8,779	117,639
BlackRock Income Trust, Inc.(e)	18,616	114,861
Delaware Investments Dividend & Income Fund, Inc.	5,452	58,718
Deutsche High Income Opportunities Fund, Inc.	15,111	226,967
Deutsche Multi-Market Income Trust	45,019	398,418
Eaton Vance High Income 2021 Target Term Trust	8,381	83,810
Federated Premier Municipal Income Fund	17,377	243,973
First Trust Senior Floating Rate 2022 Target Term Fund	3,639	33,224
Highland Floating Rate Opportunities Fund	2,055	31,852
Madison Covered Call & Equity Strategy Fund	41,590	321,075

	Shares or Principal Amount	Value
Closed-End Mutual Funds (continued)
Madison Strategic Sector Premium Fund	13,477	$157,816
MFS Investment Grade Municipal Trust	7,246	70,322
Morgan Stanley Income Securities, Inc.(c)	27,489	504,423
Nuveen High Income December 2018 Target Term Fund	26,285	260,484
Nuveen High Income December 2019 Target Term Fund	17,156	171,903
Thai Fund, Inc.	7,404	79,667

Total Closed-End Mutual Funds (Cost $3,154,595)		3,166,599

Underlying Security/Expiration Date/Exercise Price/ Notional Amount	Contracts	Value
Put Options Purchased (0.01%)
S&P 500 Index
01/22/18, 2400, $4,010,415	15	2,475

Total Put Options Purchased (Cost $24,652)		2,475

	Shares or Principal Amount	Value
Collateral for Securities on Loan (0.31%)
State Street Navigator Securities Lending Government Money Market Portfolio, 7-Day Yield 1.35%	109,998	109,998

Total Collateral for Securities on Loan (Cost $109,998)		109,998

Total Investments (98.01%) (Cost $32,394,914)		$34,768,104

Other Assets Less Liabilities (1.99%)		705,199

Net Assets (100.00%)		$35,473,303

The accompanying notes are an integral part of the schedule of investments.

Investment Abbreviations:

ADR - American Depositary Receipt

LIBOR - London Interbank Offered Rate

REIT - Real Estate Investment Trust

Libor Rates:

3M US L - 3 Month LIBOR as of December 31, 2017 was 1.69%

(a)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of December 31, 2017, these securities had a total aggregate market value of $2,540,322.

(b)

Floating or variable rate security. The reference rate is described above. The Rate in effect as of December 31, 2017 is based on the reference rate plus the displayed spread as of the security’s last reset date.

(c)	These securities are considered, by management, to be illiquid. The aggregate value of these securities at December 31, 2017 was $770,653, which represent 2.17% of the Fund’s net assets.
(d)	Non-income producing security.
(e)	All or a portion of the security was on loan as of December 31, 2017.
(f)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

Sector Composition (December 31, 2017) (Unaudited)
Financials	16.20%
Information Technology	15.63%
Government	12.25%
Consumer Discretionary	11.45%
Energy	8.33%
Health Care	7.73%
Industrials	7.73%
Consumer Staples	3.58%
Materials	2.58%
Utilities	2.46%
Real Estate	0.82%

88.76%

Percentages are based upon common stocks, preferred stocks, corporate bonds, and U.S. Treasury obligations as a percentage of net assets.

Industry Composition (December 31, 2017) (Unaudited)
Sovereigns	12.25%
Semiconductors	4.97%
Regional Banks	4.66%
Diversified Banks	3.91%
Oil & Gas Exploration & Production	3.71%
Data Processing & Outsourced Services	2.76%
Life Sciences Tools & Services	2.52%
Application Software	2.39%
Homebuilding	2.35%
Building Products	2.16%
Railroads	1.91%
Property & Casualty Insurance	1.73%
Multi-Utilities	1.72%
Hotels, Resorts & Cruise Lines	1.70%
Internet Software & Services	1.61%
Oil & Gas Storage & Transportation	1.52%
Aerospace & Defense	1.45%
Home Entertainment Software	1.37%
Pipeline	1.34%
Investment Banking & Brokerage	1.29%
Managed Health Care	1.28%
Technology Hardware, Storage & Peripherals	1.25%
Automobile Manufacturers	1.20%
Food & Beverage	1.19%
Biotechnology	1.17%
Real Estate	1.12%
Financial Services	1.10%
Pharmaceuticals	1.07%
Health Care Equipment	1.07%
Packaged Foods & Meats	1.03%
Auto Parts & Equipment	1.01%
Home Improvement Retail	1.00%
Other Industries (each less than 1%)	17.95%

88.76%

Percentages are based upon common stocks, preferred stocks, corporate bonds, and U.S. Treasury obligations as a percentage of net assets.

Credit Diversification (December 31, 2017) (Unaudited)
Aaa	12.24%
A3	2.16%
Baa1	1.95%
Baa2	2.65%
Baa3	5.87%
Ba1	2.88%
Ba2	2.07%
Ba3	1.76%
B1	1.32%
B2	0.88%
Caa1	0.36%

Total:	34.14%

Percentages are based upon U.S. Treasury obligations and corporate bond investments as a percentage of net assets. Ratings based on Moody’s Investors Service, Inc.

1. Organization

The ICON Funds (the “Trust”), was organized as a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment management company and is authorized to issue an unlimited number of no par shares. The Trust consists of 17 series Funds (individually a “Fund” and collectively, the “Funds”) as follows: ICON Consumer Discretionary Fund (“Consumer Discretionary Fund”), ICON Consumer Staples Fund (“Consumer Staples Fund”), ICON Energy Fund (“Energy Fund”), ICON Financial Fund (“Financial Fund”), ICON Healthcare Fund (“Healthcare Fund”), ICON Industrials Fund (“Industrials Fund”), ICON Information Technology Fund (“Information Technology Fund”), ICON Natural Resources Fund (“Natural Resources Fund”), ICON Utilities Fund (“Utilities Fund”), ICON Emerging Markets Fund (“Emerging Markets Fund”), ICON International Equity Fund (“International Equity Fund”), ICON Bond Fund (“Bond Fund”), ICON Equity Income Fund (“Equity Income Fund”), ICON Fund (“ICON Fund”), ICON Long/Short Fund (“Long/Short Fund”), ICON Opportunities Fund (“Opportunities Fund”) and ICON Risk-Managed Balanced Fund (“Risk-Managed Balanced Fund”).

Each Fund, with the exception of the Consumer Discretionary Fund, Consumer Staples Fund, Emerging Markets Fund, Financial Fund, Healthcare Fund, Industrials Fund, Information Technology Fund, Utilities Fund and Opportunities Fund offer three classes of shares: Class S, Class C, and Class A. The Consumer Discretionary Fund, Consumer Staples Fund, Emerging Markets Fund, Financial Fund, Healthcare Fund, Industrials Fund, Information Technology Fund and Utilities Fund offer two classes of shares: Class S and Class A. The Opportunities Fund is a single-class fund. All classes have equal rights as to earnings, assets and voting privileges except that each Class may bear different distribution fees, registration costs, legal costs, mailing and printing costs, and shareholder servicing costs and each Class has exclusive voting rights with respect to its distribution plan. The Funds’ Prospectuses and Statements of Additional Information provide a description of the Funds’ investment objectives, policies and strategies.

The Funds, like all investments in securities, may have elements of risk, including the risk of loss of principal. For a complete explanation of the risks, please carefully study the prospectuses. There is no assurance that the Funds will achieve their investment objectives and may underperform funds with similar investment objectives. An investment concentrated in sectors and industries involves greater risk and volatility than a more diversified investment. Securities of small companies generally involve greater risks than investments in larger companies. Small company securities tend to be more volatile and less liquid than equity securities of larger companies. Investing in fixed income securities such as bonds involves interest rate risk. When interest rates rise, the value of fixed income securities generally decreases.

Additionally, the Bond Fund, Equity Income Fund and Risk-Managed Balanced Fund may invest in medium- and lower-quality debt securities. High-yield bonds, also known as “junk bonds” are speculative investments and involve a greater risk of default and price volatility than U.S. government and other high-quality bonds. Junk bonds may also be less liquid (more difficult to sell) than equities and higher credit bonds. Reduced liquidity may adversely affect the market price of, an ability of a Fund to value and sell particular securities at certain times, thereby making it difficult to make specific valuation determinations.

The Bond Fund, Equity Income Fund and Risk-Managed Balanced Fund may invest in mortgage-related securities, which are interests in pools of mortgage loans made to residential home buyers, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental and government-related organizations. The Bond Fund, Equity Income Fund and Risk-Managed Balanced Fund also may invest in debt securities that are secured with collateral consisting of mortgage related securities (a Collateralized Mortgage Obligation or “CMO”), and in other types of mortgage-related or asset-backed securities. CMOs are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are typically structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. The ICON Fund and Long/Short Fund also may invest in such securities for temporary defensive purposes.

The Long/Short Fund may engage in short selling; there are risks associated with selling short, including the risk that the Long/Short Fund may have to cover its short position at a higher price than the short sale, resulting in a loss. The Long/Short Fund’s loss on a short sale is potentially unlimited as a loss occurs when the value of a security sold short increases.

The Risk-Managed Balanced Fund invests in options; selling/writing options involves certain risks, such as limiting gains and lack of liquidity of the underlying securities, and are not suitable for all investors.

Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of lower government supervision and regulation of foreign securities markets and the possibility of political or economic instability. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, may not exist in some foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers. Securities of emerging or developing market companies may be less liquid and more volatile than securities in countries with more mature markets.

The Funds may invest in small- and mid-cap securities. The risks associated with small- and mid-cap investing, include limited product lines, less liquidity and small market share.

Certain Funds may have significant weightings in certain sectors, industries or countries which may cause the Fund’s performance to be susceptible to the economic, business and/or other developments that may affect that sector, industry or country. As of December 31, 2017, the ICON Fund and Long/Short Fund have a significant weighting in the Financials sector and Information Technology sector, the Opportunities Fund has a significant weighting in the Information Technology sector and the Consumer Discretionary sector, the Energy Fund has a significant weighting in the Oil & Gas Exploration & Production industry, the Financial Fund has a significant weighting in the Diversified Banks industry, the Healthcare Fund has a significant weighting in the Biotechnology industry, the Utilities Fund has a significant weighting in the Electric Utilities industry and the Multi-Utilities industry, the Emerging Markets Fund has a significant weighting in the Financials sector, and the Consumer Staples Fund has a significant weighting in the Packaged Foods & Meats industry.

In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as any potential exposure involving future claims that may be made against each Fund is unknown. However, based on experience, the Funds expect the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates. Each Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Investment Valuation

The Funds’ securities and other assets, excluding options on securities indexes, are valued at the closing price as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4 p.m. Eastern Standard Time) each day the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Funds at the NASDAQ Official Closing Price provided by NASDAQ each business day. If the NYSE closes unexpectedly and there is active trading on other exchanges, the securities will be valued at the Valuation Time based off of those exchanges. Options on securities indexes are valued at the close of the Chicago Board Options Exchange (normally 4:15 p.m. Eastern Standard Time) on each day the NYSE is open for trading.

The Funds use pricing services to obtain the fair value of securities in their portfolios. If a pricing service is not able to provide a price, or the pricing service’s valuation is considered inaccurate or does not, in the Funds’ judgment, reflect the fair value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Funds’ securities or other assets are valued at fair value as determined in good faith by the Funds’ Board of Trustees (the “Board”) or pursuant to procedures approved by the Board.

Lacking any sales that day, a security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes obtained from dealers making a market for the security. Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Debt securities with a remaining maturity of greater than 60 days are valued using the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is based upon a matrix valuation system which considers such factors as security prices, yields, maturities and ratings. Short-term debt securities with remaining maturities of 60 days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates fair value. Currency rates as of the close of the NYSE are used to convert foreign security values into U.S. dollars.

Mortgage-related and asset-backed securities are typically issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, current market data, estimated cash flows and market based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds, including money market funds, that are not traded on an exchange are valued at the end of day net asset value (“NAV”) per share of such fund. Securities in the underlying funds, including restricted securities are valued in accordance with the valuation policy of such fund.

The Funds’ securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Board determines that use of another valuation methodology is appropriate. The purposes of daily fair valuation are to avoid stale prices and to take into account, among other things, any significant events occurring after the close of foreign markets. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indexes, securities and exchange rates in other markets to determine fair value as of the time a Fund calculates its net asset value (“NAV”). The valuation assigned to fair-value securities for purposes of calculating a Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

Various inputs are used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk).

Level 3 — significant unobservable inputs.

Observable inputs are those based on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the Funds’ investments, based on the inputs used to determine their values on December 31, 2017:

ICON Consumer Discretionary Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$26,703,131	$—	$—	$26,703,131
Collateral for Securities on Loan	—	440,800	—	440,800

Total	$26,703,131	$440,800	$—	$27,143,931

ICON Consumer Staples Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$9,918,481	$—	$—	$9,918,481
Collateral for Securities on Loan	—	482,516	—	482,516

Total	$9,918,481	$482,516	$—	$10,400,997

ICON Energy Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$221,558,025	$—	$—	$221,558,025
Collateral for Securities on Loan	—	15,954,238	—	15,954,238

Total	$221,558,025	$15,954,238	$—	$237,512,263

ICON Financial Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$45,107,308	$—	$—	$45,107,308
Collateral for Securities on Loan	—	1,412,719	—	1,412,719

Total	$45,107,308	$1,412,719	$—	$46,520,027

ICON Healthcare Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$79,743,898	$—	$—	$79,743,898

Total	$79,743,898	$—	$—	$79,743,898

ICON Industrials Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$17,161,617	$—	$—	$17,161,617

Total	$17,161,617	$—	$—	$17,161,617

ICON Information Technology Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$66,747,391	$—	$—	$66,747,391
Collateral for Securities on Loan	—	1,176,175	—	1,176,175

Total	$66,747,391	$1,176,175	$—	$67,923,566

ICON Natural Resources Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Construction Materials	$2,703,580	$1,618,623	$—	$4,322,203
Diversified Chemicals	5,825,119	2,521,525	—	8,346,644
Gold	1,708,240	797,141	—	2,505,381
Integrated Oil & Gas	2,001,300	3,546,057	—	5,547,357
Oil & Gas Exploration & Production	19,039,495	2,225,206	—	21,264,701
Oil & Gas Storage & Transportation	547,526	2,217,195	—	2,764,721
Paper Products	2,495,900	7,270,890	—	9,766,790
Other	26,143,605	4,031,268	—	30,174,873

Total	$60,464,765	$24,227,905	$—	$84,692,670

ICON Utilities Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$38,599,735	$—	$—	$38,599,735

Total	$38,599,735	$—	$—	$38,599,735

ICON Emerging Markets Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Coal & Consumable Fuels	$1,223,881	$1,172,457	$—	$2,396,338
Commodity Chemicals	771,491	1,062,280	—	1,833,771
Construction Materials	1,979,289	2,965,742	—	4,945,031
Diversified Banks	301,902	12,154,115	—	12,456,017
Electronic Equipment & Instruments	1,194,479	965,251	—	2,159,730
Gold	506,880	774,502	—	1,281,382
Independent Power Producers & Energy Traders	827,340	533,875	—	1,361,215
Internet Software & Services	1,109,777	442,272	—	1,552,049
IT Consulting & Other Services	948,713	919,033	—	1,867,746
Oil & Gas Exploration & Production	1,360,762	1,511,705	—	2,872,467
Regional Banks	2,298,223	1,249,707	—	3,547,930
Semiconductors	373,850	382,854	—	756,704
Water Utilities	618,363	615,022	—	1,233,385
Other	4,169,984	20,045,104	—	24,215,088

Total	$17,684,934	$44,793,919	$—	$62,478,853

ICON International Equity Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Coal & Consumable Fuels	$286,479	$309,102	$—	$595,581
Commodity Chemicals	351,095	2,262,460	—	2,613,555
Construction Materials	738,204	881,194	—	1,619,398
Electric Utilities	224,248	1,718,091	—	1,942,339
Electronic Equipment & Instruments	405,399	911,236	—	1,316,635
Gold	810,160	744,713	—	1,554,873
Independent Power Producers & Energy Traders	446,809	897,508	—	1,344,317
IT Consulting & Other Services	269,267	252,367	—	521,634
Oil & Gas Equipment & Services	715,727	1,129,061	—	1,844,788
Oil & Gas Exploration & Production	2,308,740	723,551	—	3,032,291
Oil & Gas Storage & Transportation	470,668	1,050,589	—	1,521,257
Paper Packaging	1,072,214	590,685	—	1,662,899
Regional Banks	641,091	373,928	—	1,015,019
Other	2,278,415	29,883,417	—	32,161,832
Collateral for Securities on Loan	—	258,111	—	258,111

Total	$11,018,516	$41,986,013	$—	$53,004,529

ICON Bond Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$—	$67,868,801	$—	$67,868,801
U.S. Treasury Obligations	—	3,457,456	—	3,457,456
Preferred Stocks	6,108,445	—	—	6,108,445
Closed-End Mutual Funds	8,589,461	—	—	8,589,461
Collateral for Securities on Loan	—	929,925	—	929,925

Total	$14,697,906	$72,256,182	$—	$86,954,088

ICON Equity Income Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$—	$4,720,680	$—	$4,720,680
Common Stocks	74,554,778	—	—	74,554,778
Preferred Stocks	2,062,213	—	—	2,062,213
Convertible Preferred Stocks	523,996	—	—	523,996
Closed-End Mutual Funds	4,476,840	—	—	4,476,840
Put Options Purchased	67,850	—	—	67,850
Collateral for Securities on Loan	—	3,882,550	—	3,882,550

Total	$81,685,677	$8,603,230	$—	$90,288,907

ICON Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$51,831,557	$—	$—	$51,831,557

Total	$51,831,557	$—	$—	$51,831,557

ICON Long/Short Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$26,261,840	$—	$—	$26,261,840

Total	$26,261,840	$—	$—	$26,261,840

ICON Opportunities Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$22,575,089	$—	$—	$22,575,089
Collateral for Securities on Loan	—	556,382	—	556,382

Total	$22,575,089	$556,382	$—	$23,131,471

ICON Risk-Managed Balanced Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$—	$7,766,126	$—	$7,766,126
U.S. Treasury Obligations	—	4,347,115	—	4,347,115
Common Stocks	19,162,052	—	—	19,162,052
Preferred Stocks	213,739	—	—	213,739
Closed-End Mutual Funds	3,166,599	—	—	3,166,599
Put Options Purchased	2,475	—	—	2,475
Collateral for Securities on Loan	—	109,998	—	109,998

Total	$22,544,865	$12,223,239	$—	$34,768,104

*	Please refer to the Schedule of Investments and the Sector/Industry Classification, Country Composition and Credit Diversification tables for additional security details.

There were no Level 3 securities held in any of the Funds at December 31, 2017.

For the International Equity Fund and Emerging Markets Fund, common stocks valued at $3,568,566 and $8,958,474, respectively, were transferred from Level 2 to Level 1 during the period ended December 31, 2017. At September 30, 2017, these securities were valued using quoted market prices in active markets with fair value adjustment factors; at December 31, 2017, these securities were valued using quoted market prices in active markets without using fair value adjustment factors. For the International Equity Fund and Emerging Markets Fund, common stocks valued at $1,701,035 and $2,024,092, respectively, were transferred from Level 1 to Level 2 during the period ended December 31, 2017. At September 30, 2017, these securities were valued using quoted market prices in active markets without using fair value adjustment factors; at December 31, 2017, these securities were valued using quoted market prices in active markets with fair value adjustment factors.

The end of period timing recognition is used for the transfers between levels of each Fund’s assets and liabilities.

Fund Share Valuation

Fund shares are sold and redeemed on a daily basis at NAV. NAV per share is determined daily as of the close of trading on the NYSE on each day the NYSE is open for trading. The NAV is computed by dividing the total value of the Fund’s investments and other assets, less liabilities, by the number of Fund shares outstanding.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated daily into U.S. dollars at the prevailing rates of exchange. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities resulting from changes in the exchange rates and changes in market prices of securities held.

Forward Foreign Currency Contracts

The Funds may enter into short-term forward foreign currency contracts. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. The Funds use forward foreign currency contracts to manage foreign currency exposure with respect to transactional hedging, positional hedging, cross hedging and proxy hedging.

These contracts involve market risk and do not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of those securities decline. The Funds could be exposed to risk if the value of the currency changes unfavorably. Additionally, the Funds could be exposed to counterparty risk if the counterparties are unable to meet the terms of the contracts.

These contracts are marked-to-market daily. Net realized gains and losses on foreign currency transactions represent disposition of foreign currencies, and the difference between the amount recorded at the time of the transaction and the U.S. dollar amount actually received. At December 31, 2017 and for the period then ended, no Funds had outstanding forward foreign currency contracts.

Options Transactions

The Funds’ use of derivatives for the period ended December 31, 2017 was limited to purchased options.

The Risk-Managed Balanced Fund’s primary investment strategy involves the use of options. Each of the other Funds may also purchase and/or write (sell) call and put options on any security in which it may invest. The Funds may utilize options to hedge against changes in market conditions or to provide market exposure while trying to reduce transaction costs.

Option contracts involve market risk and liquidity risk and can be highly volatile. Should prices of securities or securities indexes move in an unexpected manner, the Funds may not achieve the desired benefits and may realize losses and thus be in a worse position than if such strategies had not been utilized.

When a Fund writes a put or call option, an amount equal to the premium received is subsequently marked-to-market to reflect the current fair value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option on an individual security is exercised, a gain or loss is realized for the sale of the underlying security, and the proceeds from the sale are increased by the premium originally received. If a written call option on a securities index is exercised, a gain or loss is realized as determined by the premium originally received, the exercise price and the fair value of the index. If a written put option on an individual security is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund bears the market risk of an unfavorable change in the price of the individual security or securities index underlying the written option. Additionally, written call options may involve the risk of limiting gains.

Each Fund may also purchase put and call options. When a Fund purchases a put or call option, an amount equal to the premium paid is subsequently marked-to-market to reflect the current fair value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option on an individual security, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option on an individual security, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. If the Fund exercises a put or call option on a security index, a gain or loss is realized as determined by the premium originally paid, the exercise price and the fair value of the index. Written and purchased options are non-income producing securities.

For the period ended December 31, 2017, the Equity Income Fund and the Risk-Managed Balanced Fund engaged in purchased put options transactions. All open option contracts are included on each Fund’s Schedule of Investments.

The Risk-Managed Balanced Fund’s written options were collateralized by cash and/or securities held in a segregated account at the Fund’s custodian during the period. The securities pledged as collateral, if any, are included on the Schedule of Investments if they were held at period end. Such collateral is restricted from the Fund’s use.

Short Sales

The Long/Short Fund may engage in short sales (selling securities it does not own) as part of its normal investment activities. The Long/Short Fund enters into short positions in equity securities identified as being overvalued in management’s opinion. Each of the other Funds may engage in short sales on securities the Fund owns or has the right to obtain.

Short sales involve market risk. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. These short sales are collateralized by cash and/or securities held with the Fund’s prime broker and in a segregated account at the Funds’ custodian. The collateral required is determined daily by reference to the fair value of the short positions. Such collateral for the Fund is restricted from use. The securities pledged as collateral that are restricted from use, if any, are included on the Schedule of Investments. Liabilities for securities sold short are closed out by purchasing the applicable securities for delivery to the Fund’s prime broker. For the period ended December 31, 2017, the Long/Short Fund did not engage in short selling.

Securities Lending

Under procedures adopted by the Board, the Funds may lend securities to certain approved brokers, dealers and other financial institutions to earn additional income. Cash collateral is received in exchange for securities on loan in the amount of at least 102% of the value of the U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The Funds retain certain benefits of owning the securities, including receipt of dividends or interest generated by the security, but give up other rights including the right to vote proxies. The Funds retain the ability to recall the loans at any time and could do so in order to vote proxies or to sell the loaned securities. Each loan is collateralized by cash that generally exceeds the value of the securities on loan. The fair value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to each Fund on the next business day.

Generally, in the event of borrower default, the Funds have the right to use the collateral to offset any losses incurred. In the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral, there may be a potential loss to the Funds. Some of these losses may be indemnified by the lending agent.

The Funds invest the cash collateral received from lending in the State Street Navigator Securities Lending Government Money Market Portfolio which is disclosed on the Schedules of Investments. The Funds bear the risk of loss with respect to the investment of collateral.

For the period ended December 31, 2017, the following Funds had securities with the following values on loan:

Fund	Loaned Securities	Collateral
ICON Consumer Discretionary Fund	$418,760	$440,800
ICON Consumer Staples Fund	474,366	482,516
ICON Energy Fund	15,411,055	15,954,238
ICON Financial Fund	1,402,607	1,412,719
ICON Information Technology Fund	1,140,412	1,176,175
ICON International Equity Fund	241,085	258,111
ICON Bond Fund	908,079	929,925
ICON Equity Income Fund	2,067,669	3,882,550
ICON Opportunities Fund	538,540	556,382
ICON Risk-Managed Balanced Fund	106,897	109,998

Income Taxes, Dividends, and Distributions

The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Bond Fund distributes net investment income, if any, to shareholders monthly. The Equity Income Fund, Utilities Fund and the Risk-Managed Balanced Fund intend to distribute net investment income, if any, to shareholders quarterly. The other Funds distribute income, if any, annually. The Funds distribute net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryforwards. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax periods and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the past three years, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Certain foreign countries impose a capital gains tax which is accrued by the Funds based on the unrealized appreciation, if any, on affected securities. Any accrual would reduce a Fund’s NAV. The tax is paid when the gain is realized.

Investment Income

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income is accrued as earned. Certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on fixed income securities purchased are accreted or amortized to income over the life of the respective securities based on the effective yield.

Investment Transactions

Security transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Withholding Tax

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in specific country or region.

Other

The Funds hold certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Allocation of Income and Expenses

Each class of a Fund’s shares bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses, based upon relative net assets of each class or number of shareholder accounts. Expenses which cannot be directly attributed to a specific Fund in the Trust are apportioned between all Funds in the Trust based upon relative net assets or number of shareholder accounts. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class-specific expenses are allocated daily to each class of shares based upon the proportion of net assets.

3. Borrowings

The Trust has entered into an uncommitted, unsecured, revolving Line of Credit agreement/arrangement with State Street to provide temporary funding for redemption requests. The maximum borrowing limit is $50 million. Interest on domestic borrowings is charged at a rate quoted and determined by State Street. The interest rate as of December 31, 2017, was 2.81%. The Line of Credit agreement/arrangement expires on March 19, 2018.

As of December 31, 2017, the following Funds had outstanding borrowings:

Fund	Amount
ICON Emerging Markets Fund	$404,754
ICON Equity Income Fund	136,358
ICON Fund	156,064

4. Subsequent Event

Effective January 23, 2018, the ICON Bond Fund was renamed the ICON Flexible Bond Fund.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ICON Funds

By (Signature and Title)*	/s/ Craig T. Callahan
Craig T. Callahan, President and Chief Executive Officer (Principal Executive Officer)

Date February 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Craig T. Callahan
Craig T. Callahan, President and Chief Executive Officer (Principal Executive Officer)

Date February 21, 2018

By (Signature and Title)*	/s/ Brian D. Harding
Brian D. Harding, Principal Financial Officer and Treasurer
(Principal Financial Officer and Treasurer)

Date February 21, 2018

*	Print the name and title of each signing officer under his or her signature.